Registration No. 333-64749
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 31                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 186                                                 [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                  VICE PRESIDENT and ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                          Christopher E. Palmer, Esq.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):


  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On May 25, 2007 pursuant to paragraph (b)(1)(vii) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 31 ("PEA") to the Form N-4 Registration Statement No. 333-64749 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the new prospectus disclosure relating to new contracts available for sale. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Accumulator(R) Plus(SM)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 29, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) Plus(SM)?


Accumulator(R) Plus(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.



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Variable investment options
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o AXA Aggressive Allocation(1)             o EQ/Long Term Bond
o AXA Conservative Allocation(1)           o EQ/Lord Abbett Growth and Income
o AXA Conservative-Plus Allocation(1)      o EQ/Lord Abbett Large Cap Core
o AXA Moderate Allocation(1)               o EQ/Lord Abbett Mid Cap Value
o AXA Moderate-Plus Allocation(1)          o EQ/Marsico Focus
o EQ/AllianceBernstein Common Stock        o EQ/Money Market
o EQ/AllianceBernstein Intermediate        o EQ/Montag & Caldwell Growth
  Government Securities                    o EQ/Mutual Shares
o EQ/AllianceBernstein International       o EQ/Oppenheimer Global
o EQ/AllianceBernstein Large Cap           o EQ/Oppenheimer Main Street
  Growth                                     Opportunity
o EQ/AllianceBernstein Quality Bond        o EQ/Oppenheimer Main Street Small
o EQ/AllianceBernstein Small Cap             Cap
  Growth                                   o EQ/PIMCO Real Return
o EQ/AllianceBernstein Value               o EQ/Short Duration Bond
o EQ/Ariel Appreciation II                 o EQ/Small Company Index
o EQ/AXA Rosenberg Value Long/Short        o EQ/TCW Equity*
  Equity                                   o EQ/Templeton Growth
o EQ/BlackRock Basic Value Equity          o EQ/UBS Growth and Income
o EQ/BlackRock International Value         o EQ/Van Kampen Comstock
o EQ/Boston Advisors Equity Income         o EQ/Van Kampen Emerging Markets
o EQ/Calvert Socially Responsible            Equity
o EQ/Capital Guardian Growth               o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Research             o EQ/Van Kampen Real Estate**
o EQ/Caywood-Scholl High Yield Bond        o MarketPLUS International Core
o EQ/Davis New York Venture                o MarketPLUS Large Cap Core
o EQ/Equity 500 Index                      o MarketPLUS Large Cap Growth
o EQ/Evergreen International Bond          o MarketPLUS Mid Cap Value
o EQ/Evergreen Omega                       o Multimanager Aggressive Equity
o EQ/FI Mid Cap                            o Multimanager Core Bond
o EQ/Franklin Income                       o Multimanager Health Care
o EQ/Franklin Small Cap Value              o Multimanager High Yield
o EQ/Franklin Templeton Founding           o Multimanager International Equity
  Strategy                                 o Multimanager Large Cap Core Equity
o EQ/GAMCO Mergers and Acquisitions        o Multimanager Large Cap Growth
o EQ/GAMCO Small Company Value             o Multimanager Large Cap Value
o EQ/International Growth                  o Multimanager Mid Cap Growth
o EQ/JPMorgan Core Bond                    o Multimanager Mid Cap Value
o EQ/JPMorgan Value Opportunities          o Multimanager Small Cap Growth
o EQ/Legg Mason Value Equity               o Multimanager Small Cap Value
                                           o Multimanager Technology



--------------------------------------------------------------------------------
(1) The "AXA Allocation" portfolios.

* The name of this investment option will change to EQ/T. Rowe Price Growth Stock on or about July 9, 2007, subject to regulatory approval.

** This investment option will be available on or about July 9, 2007, subject to regulatory approval.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity options and the account for special money market dollar cost averaging, which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, the Guaranteed withdrawal benefit for life, or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.


TYPES OF CONTRACTS. We offer the contracts for use as:


o  A nonqualified annuity ("NQ") for after-tax contributions only.

o  An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

   We offer one version of the traditional IRA: "Rollover IRA." We also offer one version of the Roth IRA: "Roth Conversion IRA."

o An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans ("QP"), (Rollover and direct transfer contributions only.)


o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).

A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Expenses for this contract may be higher than for a comparable contract without a credit. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 29, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, N.J. 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                             X01540/Plus '07 Series/new biz only

Contents of this Prospectus
-------------------------------------------------------------------------------

ACCUMULATOR(R) Plus(SM)
-------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) Plus(SM) at a glance -- key features                          9

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FEE TABLE                                                                   11
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Example                                                                     15
Condensed financial information                                             19

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1. CONTRACT FEATURES AND BENEFITS                                           20
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How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            24
How you can make your contributions                                         24
What are your investment options under the contract?                        24
Portfolios of the Trusts                                                    26
Allocating your contributions                                               32
Credits                                                                     34
Guaranteed minimum death benefit and Guaranteed
  minimum income benefit base                                               35
Annuity purchase factors                                                    36

Guaranteed minimum income benefit                                           37

Guaranteed minimum death benefit                                            39
Guaranteed withdrawal benefit for life ("GWBL")                             41
Principal guarantee benefits                                                44
Your right to cancel within a certain number of days                        45

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2. DETERMINING YOUR CONTRACT'S VALUE                                        46
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Your account value and cash value                                           46
Your contract's value in the variable investment options                    46
Your contract's value in the guaranteed interest option                     46
Your contract's value in the fixed maturity options                         46
Insufficient account value                                                  46

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3. TRANSFERRING YOUR MONEY AMONG THE INVESTMENT OPTIONS                     48
-------------------------------------------------------------------------------
Transferring your account value                                             48
Disruptive transfer activity                                                48
Rebalancing your account value                                              49

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

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4. ACCESSING YOUR MONEY                                                     51
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Withdrawing your account value                                              51
How withdrawals are taken from your account value                           53
How withdrawals affect your Guaranteed minimum
  income benefit, Guaranteed minimum death benefit
  and Principal guarantee benefits                                          53
How withdrawals affect your GWBL and GWBL
  Guaranteed minimum death benefit                                          53
Withdrawals treated as surrenders                                           54
Loans under Rollover TSA contracts                                          54
Surrendering your contract to receive its cash value                        55
When to expect payments                                                     55
Your annuity payout options                                                 55

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5. CHARGES AND EXPENSES                                                     58
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Charges that AXA Equitable deducts                                          58
Charges that the Trusts deduct                                              62
Group or sponsored arrangements                                             62
Other distribution arrangements                                             62

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6. PAYMENT OF DEATH BENEFIT                                                 63
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Your beneficiary and payment of benefit                                     63
Beneficiary continuation option                                             65

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7. TAX INFORMATION                                                          68
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Overview                                                                    68
Buying a contract to fund a retirement arrangement                          68
Transfers among variable investment options                                 68
Taxation of nonqualified annuities                                          68
Individual retirement arrangements (IRAs)                                   70
Tax-sheltered annuity contracts (TSAs)                                      80
Federal and state income tax withholding and information reporting          83
Special rules for contracts funding qualified plans                         84
Impact of taxes to AXA Equitable                                            84

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8. MORE INFORMATION                                                         85
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About Separate Account No. 49                                               85
About the Trusts                                                            85
About our fixed maturity options                                            85
About the general account                                                   86
About other methods of payment                                              87
Dates and prices at which contract events occur                             87
About your voting rights                                                    88
About legal proceedings                                                     88
Financial statements                                                        88
Transfers of ownership, collateral assignments, loans and borrowing         88

About Custodial IRAs                                                        89
Distribution of the contracts                                               89


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9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          91
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APPENDICES
-------------------------------------------------------------------------------
I    -- Condensed financial information                                    A-1
II   -- Purchase considerations for QP contracts                           B-1
III  -- Market value adjustment example                                    C-1
IV   -- Enhanced death benefit example                                     D-1
V    -- Hypothetical illustrations                                         E-1
VI   -- Earnings enhancement benefit example                               F-1
VII  -- State contract availability and/or variations
          of certain features and benefits                                 G-1

-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                   Contents of this Prospectus 3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                           Page
3% Roll-Up to age 85                                                        35
6% Roll-Up to age 85                                                        35
6-1/2% Roll-Up to age 85                                                    35
account value                                                               46
administrative charge                                                       58
annual administrative charge                                                58
Annual Ratchet                                                              42
Annual Ratchet to age 85 enhanced death benefit                             35
annuitant                                                                   20
annuitization                                                               55
annuity maturity date                                                       57
annuity payout options                                                      55
annuity purchase factors                                                    36
automatic investment program                                                87
AXA Allocation portfolios                                                cover
beneficiary                                                                 63
Beneficiary continuation option ("BCO")                                     65
benefit base                                                                41
business day                                                                87
cash value                                                                  46
charges for state premium and other applicable taxes                        61
contract date                                                               24
contract date anniversary                                                   24
contract year                                                               24
Contributions to Roth IRAs                                                  77
   regular contributions                                                    77
   rollovers and transfers                                                  77
   conversion contributions                                                 78
contributions to traditional IRAs                                           71
   regular contributions                                                    71
   rollovers and transfers                                                  72
credit                                                                      34
disability, terminal illness or confinement to nursing home                 59
disruptive transfer activity                                                48
distribution charge                                                         58
Earnings Enhancement benefit                                                40
Earnings Enhancement benefit charge                                         61
EQAccess                                                                     7
ERISA                                                                       54
Fixed-dollar option                                                         33
fixed maturity options                                                      31
free look                                                                   45
free withdrawal amount                                                      59
general account                                                             86
General dollar cost averaging                                               33
guaranteed interest option                                                  31
Guaranteed minimum death benefit                                            39
Guaranteed minimum income benefit and the Roll-Up
   benefit base reset option                                                36
Guaranteed minimum income benefit                                           37
Guaranteed minimum income benefit "no lapse guarantee"                      37
Guaranteed minimum income benefit charge                                    61
Guaranteed withdrawal benefit for life                                      41
Guaranteed withdrawal benefit for life charge                               61
IRA                                                                      cover
IRS                                                                         68
Investment simplifier                                                       33
lifetime required minimum distribution withdrawals                          52
loan reserve account                                                        54
loans under Rollover TSA                                                    54
market adjusted amount                                                      31
market value adjustment                                                     31
market timing                                                               48
maturity dates                                                              31
maturity value                                                              31
Mortality and expense risks charge                                          58
NQ                                                                       cover
partial withdrawals                                                         51
participant                                                                 24
permitted variable investment options                                       24
portfolio                                                                cover
Principal guarantee benefits                                                44
processing office                                                            7
QP                                                                       cover
rate to maturity                                                            31
Rebalancing                                                                 49
Rollover IRA                                                             cover
Rollover TSA                                                             cover
Roth Conversion IRA                                                      cover
Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
self-directed allocation                                                    32
Separate Account No. 49                                                     85
Special money market dollar cost averaging                                  32
Standard death benefit                                                      35
substantially equal withdrawals                                             52
Spousal continuation                                                        64
systematic withdrawals                                                      52
TOPS                                                                         7
TSA                                                                      cover
traditional IRA                                                          cover
Trusts                                                                      85
unit                                                                        46
variable investment options                                                 24
wire transmittals and electronic applications                               87
withdrawal charge                                                           59


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

   ----------------------------------------------------------------------
   Prospectus                Contract or Supplemental Materials
   ----------------------------------------------------------------------
   fixed maturity options    Guarantee Periods (Guaranteed Fixed Interest
                             Accounts in supplemental materials)
   ----------------------------------------------------------------------

4 Index of key words and phrases

--------------------------------------------------------------------------------------------
Prospectus                               Contract or Supplemental Materials
--------------------------------------------------------------------------------------------
variable investment options              Investment Funds
account value                            Annuity Account Value
rate to maturity                         Guaranteed Rates
unit                                     Accumulation Unit
Guaranteed minimum death benefit         Guaranteed death benefit
Guarantee minimum income benefit         Guaranteed Income Benefit
guaranteed interest option               Guaranteed Interest Account
Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
GWBL benefit base                        Guaranteed withdrawal benefit for life benefit base
Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life Annual
                                         withdrawal amount
GWBL Excess withdrawal                   Guaranteed withdrawal benefit for life Excess
                                         withdrawal
--------------------------------------------------------------------------------------------

                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
TIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R) Plus(SM)
P.O. Box 13014
Newark, NJ 07188-0014

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FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
TIONAL CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Accumulator(R) Plus(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

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FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R) Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

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FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIV-
ERY:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;
o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o  elect to receive certain contract statements electronically;


o  elect the rebalancing program (through EQAccess only);


o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

                                                        Who is AXA Equitable?  7

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CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;


(3)  election of the automatic investment program;


(4)  requests for loans under Rollover TSA contracts;

(5)  spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;


(9)  IRA contribution recharacterizations;


(10) certain Section 1035 exchanges;

(11) direct transfers;

(12) exercise of the Guaranteed minimum income benefit;


(13) requests to reset your Roll-Up benefit base;


(14) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(15) death claims;

(16) change in ownership (NQ only);


(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL");

(18) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit; and

(19) requests to collaterally assign your NQ contract..


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between variable investment options;


(4)  contract surrender and withdrawal requests;

(5) general dollar cost averaging (including the fixed dollar and interest sweep options) and special money market dollar cost averaging; and

(6)  election of the rebalancing program.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;


(2) dollar cost averaging (including the fixed dollar amount and interest sweep options); and special money market dollar cost averaging;


(3)  rebalancing;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


8  Who is AXA Equitable?

Accumulator(R) Plus(SM) at a glance -- key features


-----------------------------------------------------------------------------------------------------------------------------------
Professional investment   Accumulator(R) Plus(SM) variable investment options invest in different portfolios managed by
management                professional investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options    o  Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                          o  Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ---------------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest       o  Principal and interest guarantees.
option
                          o  Interest rates set periodically.
-----------------------------------------------------------------------------------------------------------------------------------
Tax considerations        o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                          o  No tax on transfers among variable investment options inside the contract.
                          ---------------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                          Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal
                          Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions
                          ("RMDs").
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum        The Guaranteed minimum income benefit provides income protection for you during your life once you elect
income benefit            to annuitize the contract.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal     The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals up to
benefit for life          a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later. Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
-----------------------------------------------------------------------------------------------------------------------------------
Contribution amounts      o  Initial minimum:      $10,000

                          o  Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                   $100 monthly and $300 quarterly under our automatic investment program
                                                   (NQ, Rollover IRA and Roth conversion IRA contracts)
                                                   $50 (IRA contracts)
                          ---------------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all Accumulator(R) series with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. See "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
-----------------------------------------------------------------------------------------------------------------------------------
Credit                    We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
-----------------------------------------------------------------------------------------------------------------------------------


                           Accumulator(R) Plus(SM) at a glance -- key features 9

--------------------------------------------------------------------------------
Access to your money        o  Partial withdrawals

                            o  Several withdrawal options on a periodic basis

                            o  Loans under Rollover TSA contracts

                            o  Contract surrender

                            o Maximum payment plan (only under contracts with GWBL)

                            o Customized payment plan (only under contracts with GWBL)

                            You may incur a withdrawal charge for certain
                            withdrawals or if you surrender your contract. You
                            may also incur income tax and a tax penalty.
                            Certain withdrawals will diminish the value of
                            optional benefits.
--------------------------------------------------------------------------------
Payout options              o  Fixed annuity payout options

                            o  Variable Immediate Annuity payout options
                               (described in a separate prospectus for that option)

                            o  Income Manager(SM) payout options (described in
                               a separate prospectus for that option)
--------------------------------------------------------------------------------
Additional features         o  Guaranteed minimum death benefit options

                            o  Principal guarantee benefits

                            o  Dollar cost averaging

                            o  Automatic investment program

                            o  Account value rebalancing (quarterly,
                               semiannually, and annually)

                            o  Free transfers

                            o Waiver of withdrawal charge for disability, terminal illness, confinement to a nursing home and certain other withdrawals

                            o Earnings enhancement benefit, an optional death benefit available under certain contracts

                            o  Spousal continuation

                            o  Beneficiary continuation option

                            o  Roll-Up benefit base reset
--------------------------------------------------------------------------------
Fees and charges            Please see "Fee table" later in this section for
                            complete details.
--------------------------------------------------------------------------------
Owner and annuitant issue   NQ: 0-80
ages                        Rollover IRA, Roth Conversion IRA and Rollover
                            TSA: 20-80
                            QP (Defined Contribution and Defined
                            Benefit): 20-70
--------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


10 Accumulator(R) Plus(SM) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


--------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn(1) (deducted if you surrender your contract, make certain
withdrawals, or apply your cash value to certain payout options).       8.00%

Charge if you elect a variable payout option upon annuitization
(which is described in a separate prospectus for that option)          $ 350
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
--------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                          $  30

   If your account value on a contract date anniversary is $50,000
   or more                                                             $   0
--------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                                             0.95%(4)
Administrative                                                          0.35%
Distribution                                                            0.25%
                                                                        -----
Total Separate account annual expenses                                  1.55%
--------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
--------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

  Standard death benefit and GWBL Standard death benefit                0.00%
  Annual Ratchet to age 85                                              0.25%
  Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85       0.80%(5)

    If you elect to reset this benefit base, if applicable, we reserve
    the right to increase your charge up to:                            0.95%

  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85           0.65%(5)
    If you elect to reset this benefit base, if applicable, we reserve
    the right to increase your charge up to:                            0.80%

  Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85           0.65%
  GWBL Enhanced death benefit                                           0.30%
--------------------------------------------------------------------------------
Principal guarantee benefits charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
--------------------------------------------------------------------------------


                                                                    Fee table 11

---------------------------------------------------------------------------------------------------------------
   100% Principal guarantee benefit                                           0.50%
   125% Principal guarantee benefit                                           0.75%
---------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

If you elect the Guaranteed minimum income benefit that includes the
6-1/2% Roll-Up benefit base                                                   0.80%(5)

   If you elect to reset this benefit base, we reserve the right to
   increase your charge up to:                                                1.10%

If you elect the Guaranteed minimum income benefit that includes the
6% Roll-Up benefit base                                                       0.65%(5)

   If you elect to reset this Roll-Up benefit base, we reserve the
   right to increase your charge up to:                                       0.95%

---------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect.)                              0.35%

---------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (calculated             0.60% for the Single Life option
as a percentage of the GWBL benefit base. Deducted annually(2)                0.75% for the Joint Life option
on each contract date anniversary.)

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                            0.75% for the Single Life option
                                                                              0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life " in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.
---------------------------------------------------------------------------------------------------------------
Net loan interest charge -- Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                       2.00%(6)
---------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


--------------------------------------------------------------------------------
Portfolio operating expenses expressed as an                 Lowest     Highest
annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006           0.63%       3.15%
(expenses that are deducted from Portfolio assets
including management fees, 12b-1 fees, service fees,
and/or other expenses)(7)
--------------------------------------------------------------------------------



This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.

-------------------------------------------------------------------------------------------------------------------------
                                                                          Acquired      Total
                                                                         Fund Fees     Annual                  Net Total
                                                                            and       Expenses    Fee Waiv-     Annual
                                                                          Expenses     (Before   ers and/or    Expenses
                                     Manage-                              (Under-      Expense     Expense       After
                                      ment       12b-1       Other      lying Port-    Limita-   Reimburse-     Expense
Portfolio Name                       Fees(8)   Fees(9)   Expenses(10)   folios)(11)    tions)     ments(12)   Limitations
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
-------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation             0.10%     0.25%        0.18%         0.91%        1.44%      (0.18)%       1.26%
AXA Conservative Allocation           0.10%     0.25%        0.22%         0.67%        1.24%      (0.22)%       1.02%
AXA Conservative-Plus Allocation      0.10%     0.25%        0.18%         0.72%        1.25%      (0.18)%       1.07%
AXA Moderate Allocation               0.10%     0.25%        0.17%         0.78%        1.30%      (0.17)%       1.13%
-------------------------------------------------------------------------------------------------------------------------


12 Fee table

This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------------------------
                                                            Manage-
                                                              ment         12b-1         Other
Portfolio Name                                               Fees(8)      Fees(9)     Expenses(10)
--------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                                  0.10%        0.25%         0.17%
Multimanager Aggressive Equity                                0.61%        0.25%         0.19%
Multimanager Core Bond                                        0.59%        0.25%         0.18%
Multimanager Health Care                                      1.20%        0.25%         0.23%
Multimanager High Yield                                       0.58%        0.25%         0.18%
Multimanager International Equity                             1.02%        0.25%         0.26%
Multimanager Large Cap Core Equity                            0.90%        0.25%         0.20%
Multimanager Large Cap Growth                                 0.90%        0.25%         0.22%
Multimanager Large Cap Value                                  0.88%        0.25%         0.22%
Multimanager Mid Cap Growth                                   1.10%        0.25%         0.20%
Multimanager Mid Cap Value                                    1.10%        0.25%         0.21%
Multimanager Small Cap Growth+                                1.05%        0.25%         0.23%
Multimanager Small Cap Value+                                 1.03%        0.25%         0.18%
Multimanager Technology                                       1.20%        0.25%         0.23%
--------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                             0.47%        0.25%         0.13%
EQ/AllianceBernstein Intermediate Government Securities       0.50%        0.25%         0.14%
EQ/AllianceBernstein International                            0.71%        0.25%         0.20%
EQ/AllianceBernstein Large Cap Growth                         0.90%        0.25%         0.11%
EQ/AllianceBernstein Quality Bond                             0.50%        0.25%         0.14%
EQ/AllianceBernstein Small Cap Growth                         0.74%        0.25%         0.13%
EQ/AllianceBernstein Value                                    0.60%        0.25%         0.13%
EQ/Ariel Appreciation II                                      0.75%        0.25%         0.51%
EQ/AXA Rosenberg Value Long/Short Equity                      1.40%        0.25%         1.44%
EQ/BlackRock Basic Value Equity                               0.55%        0.25%         0.14%
EQ/BlackRock International Value                              0.82%        0.25%         0.21%
EQ/Boston Advisors Equity Income                              0.75%        0.25%         0.15%
EQ/Calvert Socially Responsible                               0.65%        0.25%         0.25%
EQ/Capital Guardian Growth                                    0.65%        0.25%         0.16%
EQ/Capital Guardian Research                                  0.65%        0.25%         0.13%
EQ/Caywood-Scholl High Yield Bond                             0.60%        0.25%         0.18%
EQ/Davis New York Venture                                     0.85%        0.25%         0.74%
EQ/Equity 500 Index                                           0.25%        0.25%         0.13%
EQ/Evergreen International Bond                               0.70%        0.25%         0.23%
EQ/Evergreen Omega                                            0.65%        0.25%         0.21%
EQ/FI Mid Cap                                                 0.68%        0.25%         0.15%
EQ/Franklin Income                                            0.90%        0.25%         0.38%
EQ/Franklin Small Cap Value                                   0.90%        0.25%         2.00%
EQ/Franklin Templeton Founding Strategy                       0.05%        0.25%         0.21%
EQ/GAMCO Mergers and Acquisitions                             0.90%        0.25%         0.33%
EQ/GAMCO Small Company Value                                  0.78%        0.25%         0.14%
EQ/International Growth                                       0.85%        0.25%         0.35%
EQ/JPMorgan Core Bond                                         0.44%        0.25%         0.15%
EQ/JPMorgan Value Opportunities                               0.60%        0.25%         0.16%
EQ/Legg Mason Value Equity                                    0.65%        0.25%         0.22%
EQ/Long Term Bond                                             0.43%        0.25%         0.15%
EQ/Lord Abbett Growth and Income                              0.65%        0.25%         0.26%
EQ/Lord Abbett Large Cap Core                                 0.65%        0.25%         0.41%
EQ/Lord Abbett Mid Cap Value                                  0.70%        0.25%         0.18%
EQ/Marsico Focus                                              0.85%        0.25%         0.13%
EQ/Money Market                                               0.33%        0.25%         0.14%
EQ/Montag & Caldwell Growth                                   0.75%        0.25%         0.16%
EQ/Mutual Shares                                              0.90%        0.25%         0.50%
EQ/Oppenheimer Global                                         0.95%        0.25%         1.30%
EQ/Oppenheimer Main Street Opportunity                        0.85%        0.25%         1.58%
EQ/Oppenheimer Main Street Small Cap                          0.90%        0.25%         1.48%
EQ/PIMCO Real Return                                          0.55%        0.25%         0.18%
--------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                             Acquired          Total
                                                            Fund Fees         Annual                          Net Total
                                                               and           Expenses        Fee Waiv-         Annual
                                                             Expenses         (Before       ers and/or        Expenses
                                                             (Under-          Expense         Expense          After
                                                           lying Port-        Limita-       Reimburse-        Expense
Portfolio Name                                             folios)(11)        tions)         ments(12)      Limitations
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                                   0.85%           1.37%          (0.17)%          1.20%
Multimanager Aggressive Equity                                   --            1.05%             --            1.05%
Multimanager Core Bond                                           --            1.02%          (0.07)%          0.95%
Multimanager Health Care                                         --            1.68%           0.00%           1.68%
Multimanager High Yield                                          --            1.01%             --            1.01%
Multimanager International Equity                                --            1.53%           0.00%           1.53%
Multimanager Large Cap Core Equity                               --            1.35%           0.00%           1.35%
Multimanager Large Cap Growth                                    --            1.37%          (0.02)%          1.35%
Multimanager Large Cap Value                                     --            1.35%           0.00%           1.35%
Multimanager Mid Cap Growth                                    0.01%           1.56%           0.00%           1.56%
Multimanager Mid Cap Value                                     0.03%           1.59%           0.00%           1.59%
Multimanager Small Cap Growth+                                   --            1.53%           0.00%           1.53%
Multimanager Small Cap Value+                                    --            1.46%           0.00%           1.46%
Multimanager Technology                                          --            1.68%           0.00%           1.68%
-----------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                                --            0.85%             --            0.85%
EQ/AllianceBernstein Intermediate Government Securities          --            0.89%             --            0.89%
EQ/AllianceBernstein International                               --            1.16%          (0.06)%          1.10%
EQ/AllianceBernstein Large Cap Growth                            --            1.26%          (0.21)%          1.05%
EQ/AllianceBernstein Quality Bond                                --            0.89%             --            0.89%
EQ/AllianceBernstein Small Cap Growth                            --            1.12%             --            1.12%
EQ/AllianceBernstein Value                                       --            0.98%          (0.03)%          0.95%
EQ/Ariel Appreciation II                                         --            1.51%          (0.36)%          1.15%
EQ/AXA Rosenberg Value Long/Short Equity                         --            3.09%          (1.10)%          1.99%
EQ/BlackRock Basic Value Equity                                  --            0.94%           0.00%           0.94%
EQ/BlackRock International Value                                 --            1.28%          (0.03)%          1.25%
EQ/Boston Advisors Equity Income                                 --            1.15%          (0.10)%          1.05%
EQ/Calvert Socially Responsible                                  --            1.15%          (0.10)%          1.05%
EQ/Capital Guardian Growth                                       --            1.06%          (0.11)%          0.95%
EQ/Capital Guardian Research                                     --            1.03%          (0.08)%          0.95%
EQ/Caywood-Scholl High Yield Bond                                --            1.03%          (0.03)%          1.00%
EQ/Davis New York Venture                                        --            1.84%          (0.54)%          1.30%
EQ/Equity 500 Index                                              --            0.63%             --            0.63%
EQ/Evergreen International Bond                                  --            1.18%          (0.03)%          1.15%
EQ/Evergreen Omega                                               --            1.11%           0.00%           1.11%
EQ/FI Mid Cap                                                    --            1.08%          (0.08)%          1.00%
EQ/Franklin Income                                               --            1.53%          (0.23)%          1.30%
EQ/Franklin Small Cap Value                                      --            3.15%          (1.85)%          1.30%
EQ/Franklin Templeton Founding Strategy                        1.07%           1.58%          (0.11)%          1.47%(13)
EQ/GAMCO Mergers and Acquisitions                                --            1.48%          (0.03)%          1.45%
EQ/GAMCO Small Company Value                                     --            1.17%           0.00%           1.17%
EQ/International Growth                                          --            1.45%           0.00%           1.45%
EQ/JPMorgan Core Bond                                            --            0.84%           0.00%           0.84%
EQ/JPMorgan Value Opportunities                                  --            1.01%          (0.06)%          0.95%
EQ/Legg Mason Value Equity                                       --            1.12%          (0.12)%          1.00%
EQ/Long Term Bond                                                --            0.83%           0.00%           0.83%
EQ/Lord Abbett Growth and Income                                 --            1.16%          (0.16)%          1.00%
EQ/Lord Abbett Large Cap Core                                    --            1.31%          (0.31)%          1.00%
EQ/Lord Abbett Mid Cap Value                                     --            1.13%          (0.08)%          1.05%
EQ/Marsico Focus                                                 --            1.23%          (0.08)%          1.15%
EQ/Money Market                                                  --            0.72%             --            0.72%
EQ/Montag & Caldwell Growth                                      --            1.16%          (0.01)%          1.15%
EQ/Mutual Shares                                                 --            1.65%          (0.35)%          1.30%
EQ/Oppenheimer Global                                          0.01%           2.51%          (1.15)%          1.36%
EQ/Oppenheimer Main Street Opportunity                           --            2.68%          (1.38)%          1.30%
EQ/Oppenheimer Main Street Small Cap                             --            2.63%          (1.33)%          1.30%
EQ/PIMCO Real Return                                             --            0.98%          (0.08)%          0.90%
-----------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.

-------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired      Total
                                                                              Fund Fees     Annual                  Net Total
                                                                                 and       Expenses    Fee Waiv-     Annual
                                                                               Expenses     (Before   ers and/or    Expenses
                                          Manage-                              (Under-      Expense     Expense       After
                                           ment      12b-1       Other      lying Port-    Limita-   Reimburse-     Expense
Portfolio Name                            Fees(8)   Fees(9)   Expenses(10)   folios)(11)    tions)     ments(12)   Limitations
-------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                     0.43%      0.25%       0.14%           --         0.82%       0.00%        0.82%
EQ/Small Company Index                     0.25%      0.25%       0.16%         0.01%        0.67%       0.00%        0.67%
EQ/TCW Equity*                             0.80%      0.25%       0.16%           --         1.21%      (0.06)%       1.15%
EQ/Templeton Growth                        0.95%      0.25%       0.64%           --         1.84%      (0.49)%       1.35%
EQ/UBS Growth and Income                   0.75%      0.25%       0.17%           --         1.17%      (0.12)%       1.05%
EQ/Van Kampen Comstock                     0.65%      0.25%       0.19%           --         1.09%      (0.09)%       1.00%
EQ/Van Kampen Emerging Markets Equity      1.12%      0.25%       0.40%           --         1.77%       0.00%        1.77%
EQ/Van Kampen Mid Cap Growth               0.70%      0.25%       0.23%           --         1.18%      (0.13)%       1.05%
EQ/Van Kampen Real Estate**                0.90%      0.25%       0.13%           --         1.28%      (0.02)%       1.26%
MarketPLUS International Core+             0.60%      0.25%       0.24%         0.05%        1.14%       0.00%        1.14%
MarketPLUS Large Cap Core+                 0.50%      0.25%       0.23%         0.02%        1.00%      (0.03)%       0.97%
MarketPLUS Large Cap Growth+               0.50%      0.25%       0.19%         0.02%        0.96%       0.00%        0.96%
MarketPLUS Mid Cap Value+                  0.55%      0.25%       0.18%         0.03%        1.01%       0.00%        1.01%
-------------------------------------------------------------------------------------------------------------------------------




* The name of this investment option will change to EQ/T. Rowe Price Growth Stock on or about July 9, 2007, subject to regulatory approval. Corresponding with this change, the fees and expenses for this portfolio will be:



    -------------------------------------------------------------------------------------------------------------------------------
                                                                      Acquired Fund    Total Annual    Fee Waivers      Net Total
                                                                        Fees and         Expenses        and/or          Annual
                                                                        Expenses         (Before         Expense        Expenses
                                   Management     12b-1      Other     (Underlying       Expense       Reimburse-    (After Expense
    Portfolio Name                    Fees         Fees     Expenses    Portfolios)    Limitations)       ments        Limitations)
    -------------------------------------------------------------------------------------------------------------------------------
    EQ Advisors Trust:
    EQ/T. Rowe Price Growth Stock    0.78%         0.25%      0.14%        --              1.17%          (0.02)%         1.15%
    -------------------------------------------------------------------------------------------------------------------------------



** This investment option will be available on or about July 9, 2007, subject to regulatory approval. This is a newly created portfolio of the EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.

+ For this portfolio, the expenses shown are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted for current expenses.


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable.


     The withdrawal charge percentage we use is          Contract
     determined by the contract year in which you        Year
     make the withdrawal or surrender your contract.     1 ...........  8.00%
     For each contribution, we consider the contract     2 ...........  8.00%
     year in which we receive that contribution to be    3 ...........  7.00%
     "contract year 1")                                  4 ...........  7.00%
                                                         5 ...........  6.00%
                                                         6 ...........  5.00%
                                                         7 ...........  4.00%
                                                         8 ...........  3.00%
                                                         9+ ..........  0.00%



(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.

(5) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

(6) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(8) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (12) for any expense limitation agreement information.

(9) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(10) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (12) for any expense limitation agreement information.

(11) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in


14 Fee table
     shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(12) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



     -----------------------------------------------------
     Portfolio Name
     -----------------------------------------------------
     Multimanager Aggressive Equity                  1.03%
     -----------------------------------------------------
     Multimanager Health Care                        1.63%
     -----------------------------------------------------
     Multimanager International Equity               1.52%
     -----------------------------------------------------
     Multimanager Large Cap Core Equity              1.33%
     -----------------------------------------------------
     Multimanager Large Cap Growth                   1.33%
     -----------------------------------------------------
     Multimanager Large Cap Value                    1.31%
     -----------------------------------------------------
     Multimanager Mid Cap Growth                     1.52%
     -----------------------------------------------------
     Multimanager Mid Cap Value                      1.58%
     -----------------------------------------------------
     Multimanager Technology                         1.64%
     -----------------------------------------------------
     EQ/AllianceBernstein Common Stock               0.83%
     -----------------------------------------------------
     EQ/AllianceBernstein Large Cap Growth           1.03%
     -----------------------------------------------------
     EQ/AllianceBernstein Small Cap Growth           1.11%
     -----------------------------------------------------
     EQ/AllianceBernstein Value                      0.94%
     -----------------------------------------------------
     EQ/Ariel Appreciation II                        1.01%
     -----------------------------------------------------
     EQ/BlackRock Basic Value Equity                 0.93%
     -----------------------------------------------------
     EQ/Capital Guardian Growth                      0.94%
     -----------------------------------------------------
     EQ/Capital Guardian Research                    0.94%
     -----------------------------------------------------
     EQ/Davis New York Venture                       1.27%
     -----------------------------------------------------
     EQ/Evergreen Omega                              1.05%
     -----------------------------------------------------
     EQ/FI Mid Cap                                   0.97%
     -----------------------------------------------------
     EQ/GAMCO Mergers and Acquisitions               1.37%
     -----------------------------------------------------
     EQ/GAMCO Small Company Value                    1.16%
     -----------------------------------------------------
     EQ/Legg Mason Value Equity                      0.97%
     -----------------------------------------------------
     EQ/Lord Abbett Growth and Income                0.99%
     -----------------------------------------------------
     EQ/Lord Abbett Large Cap Core                   0.99%
     -----------------------------------------------------
     EQ/Marsico Focus                                1.14%
     -----------------------------------------------------
     EQ/Montag & Caldwell Growth                     1.13%
     -----------------------------------------------------
     EQ/Mutual Shares                                1.30%
     -----------------------------------------------------
     EQ/UBS Growth and Income                        1.03%
     -----------------------------------------------------
     EQ/Van Kampen Comstock                          0.99%
     -----------------------------------------------------
     EQ/Van Kampen Emerging Markets Equity           1.75%
     -----------------------------------------------------
     EQ/Van Kampen Mid Cap Growth                    1.01%
     -----------------------------------------------------



(13) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.32%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2008.

EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of 0.008% of contract value.

The fixed maturity options, guaranteed interest option and the account for special money market dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Vari-


                                                                    Fee table 15
able Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the special money market dollar cost averaging program. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:


16 Fee table

----------------------------------------------------------------------------------------------------
                                                    If you surrender your contract at the end of the
                                                                applicable time period
----------------------------------------------------------------------------------------------------
Portfolio Name                                     1 year       3 years       5 years       10 years
----------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $1,336.00     $2,340.00     $3,389.00     $5,877.00
AXA Conservative Allocation                      $1,314.00     $2,277.00     $3,288.00     $5,697.00
AXA Conservative-Plus Allocation                 $1,315.00     $2,280.00     $3,293.00     $5,706.00
AXA Moderate Allocation                          $1,321.00     $2,296.00     $3,318.00     $5,751.00
AXA Moderate-Plus Allocation                     $1,329.00     $2,318.00     $3,354.00     $5,814.00
Multimanager Aggressive Equity                   $1,294.00     $2,217.00     $3,191.00     $5,522.00
Multimanager Core Bond                           $1,290.00     $2,207.00     $3,176.00     $5,495.00
Multimanager Health Care                         $1,362.00     $2,416.00     $3,510.00     $6,088.00
Multimanager High Yield                          $1,289.00     $2,204.00     $3,170.00     $5,485.00
Multimanager International Equity                $1,346.00     $2,369.00     $3,435.00     $5,956.00
Multimanager Large Cap Core Equity               $1,326.00     $2,312.00     $3,344.00     $5,796.00
Multimanager Large Cap Growth                    $1,329.00     $2,318.00     $3,354.00     $5,814.00
Multimanager Large Cap Value                     $1,326.00     $2,312.00     $3,344.00     $5,796.00
Multimanager Mid Cap Growth                      $1,349.00     $2,378.00     $3,450.00     $5,983.00
Multimanager Mid Cap Value                       $1,353.00     $2,388.00     $3,465.00     $6,009.00
Multimanager Small Cap Growth                    $1,346.00     $2,369.00     $3,435.00     $5,956.00
Multimanager Small Cap Value                     $1,338.00     $2,347.00     $3,399.00     $5,895.00
Multimanager Technology                          $1,362.00     $2,416.00     $3,510.00     $6,088.00
----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                $1,272.00     $2,153.00     $3,088.00     $5,335.00
EQ/AllianceBernstein Intermediate Government
 Securities                                      $1,276.00     $2,166.00     $3,109.00     $5,373.00
EQ/AllianceBernstein International               $1,306.00     $2,252.00     $3,247.00     $5,624.00
EQ/AllianceBernstein Large Cap Growth            $1,317.00     $2,284.00     $3,298.00     $5,715.00
EQ/AllianceBernstein Quality Bond                $1,276.00     $2,166.00     $3,109.00     $5,373.00
EQ/AllianceBernstein Small Cap Growth            $1,301.00     $2,239.00     $3,227.00     $5,587.00
EQ/AllianceBernstein Value                       $1,286.00     $2,195.00     $3,155.00     $5,457.00
EQ/Ariel Appreciation II                         $1,344.00     $2,362.00     $3,425.00     $5,939.00
EQ/AXA Rosenberg Value Long/Short Equity         $1,516.00     $2,852.00     $4,191.00     $7,220.00
EQ/BlackRock Basic Value Equity                  $1,282.00     $2,182.00     $3,134.00     $5,420.00
EQ/BlackRock International Value                 $1,319.00     $2,290.00     $3,308.00     $5,733.00
EQ/Boston Advisors Equity Income                 $1,305.00     $2,249.00     $3,242.00     $5,615.00
EQ/Calvert Socially Responsible                  $1,305.00     $2,249.00     $3,242.00     $5,615.00
EQ/Capital Guardian Growth                       $1,295.00     $2,220.00     $3,196.00     $5,532.00
EQ/Capital Guardian Research                     $1,291.00     $2,211.00     $3,181.00     $5,504.00
EQ/Caywood-Scholl High Yield Bond                $1,291.00     $2,211.00     $3,181.00     $5,504.00
EQ/Davis New York Venture                        $1,380.00     $2,466.00     $3,589.00     $6,225.00
EQ/Equity 500 Index                              $1,248.00     $2,083.00     $2,974.00     $5,124.00
EQ/Evergreen International Bond                  $1,308.00     $2,258.00     $3,257.00     $5,642.00
EQ/Evergreen Omega                               $1,300.00     $2,236.00     $3,222.00     $5,578.00
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                applicable time period and select a non-life contingent
                                                period certain annuity option with less than five years
-------------------------------------------------------------------------------------------------------
Portfolio Name                                     1 year       3 years       5 years       10 years
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                            N/A       $2,340.00     $3,389.00     $5,877.00
AXA Conservative Allocation                          N/A       $2,277.00     $3,288.00     $5,697.00
AXA Conservative-Plus Allocation                     N/A       $2,280.00     $3,293.00     $5,706.00
AXA Moderate Allocation                              N/A       $2,296.00     $3,318.00     $5,751.00
AXA Moderate-Plus Allocation                         N/A       $2,318.00     $3,354.00     $5,814.00
Multimanager Aggressive Equity                       N/A       $2,217.00     $3,191.00     $5,522.00
Multimanager Core Bond                               N/A       $2,207.00     $3,176.00     $5,495.00
Multimanager Health Care                             N/A       $2,416.00     $3,510.00     $6,088.00
Multimanager High Yield                              N/A       $2,204.00     $3,170.00     $5,485.00
Multimanager International Equity                    N/A       $2,369.00     $3,435.00     $5,956.00
Multimanager Large Cap Core Equity                   N/A       $2,312.00     $3,344.00     $5,796.00
Multimanager Large Cap Growth                        N/A       $2,318.00     $3,354.00     $5,814.00
Multimanager Large Cap Value                         N/A       $2,312.00     $3,344.00     $5,796.00
Multimanager Mid Cap Growth                          N/A       $2,378.00     $3,450.00     $5,983.00
Multimanager Mid Cap Value                           N/A       $2,388.00     $3,465.00     $6,009.00
Multimanager Small Cap Growth                        N/A       $2,369.00     $3,435.00     $5,956.00
Multimanager Small Cap Value                         N/A       $2,347.00     $3,399.00     $5,895.00
Multimanager Technology                              N/A       $2,416.00     $3,510.00     $6,088.00
-------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                    N/A       $2,153.00     $3,088.00     $5,335.00
EQ/AllianceBernstein Intermediate Government
 Securities                                          N/A       $2,166.00     $3,109.00     $5,373.00
EQ/AllianceBernstein International                   N/A       $2,252.00     $3,247.00     $5,624.00
EQ/AllianceBernstein Large Cap Growth                N/A       $2,284.00     $3,298.00     $5,715.00
EQ/AllianceBernstein Quality Bond                    N/A       $2,166.00     $3,109.00     $5,373.00
EQ/AllianceBernstein Small Cap Growth                N/A       $2,239.00     $3,227.00     $5,587.00
EQ/AllianceBernstein Value                           N/A       $2,195.00     $3,155.00     $5,457.00
EQ/Ariel Appreciation II                             N/A       $2,362.00     $3,425.00     $5,939.00
EQ/AXA Rosenberg Value Long/Short Equity             N/A       $2,852.00     $4,191.00     $7,220.00
EQ/BlackRock Basic Value Equity                      N/A       $2,182.00     $3,134.00     $5,420.00
EQ/BlackRock International Value                     N/A       $2,290.00     $3,308.00     $5,733.00
EQ/Boston Advisors Equity Income                     N/A       $2,249.00     $3,242.00     $5,615.00
EQ/Calvert Socially Responsible                      N/A       $2,249.00     $3,242.00     $5,615.00
EQ/Capital Guardian Growth                           N/A       $2,220.00     $3,196.00     $5,532.00
EQ/Capital Guardian Research                         N/A       $2,211.00     $3,181.00     $5,504.00
EQ/Caywood-Scholl High Yield Bond                    N/A       $2,211.00     $3,181.00     $5,504.00
EQ/Davis New York Venture                            N/A       $2,466.00     $3,589.00     $6,225.00
EQ/Equity 500 Index                                  N/A       $2,083.00     $2,974.00     $5,124.00
EQ/Evergreen International Bond                      N/A       $2,258.00     $3,257.00     $5,642.00
EQ/Evergreen Omega                                   N/A       $2,236.00     $3,222.00     $5,578.00
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at the
                                                          end of the applicable time period
Portfolio Name                                     1 year       3 years       5 years       10 years
----------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $536.00      $1,640.00     $2,789.00     $5,877.00
AXA Conservative Allocation                       $514.00      $1,577.00     $2,688.00     $5,697.00
AXA Conservative-Plus Allocation                  $515.00      $1,580.00     $2,693.00     $5,706.00
AXA Moderate Allocation                           $521.00      $1,596.00     $2,718.00     $5,751.00
AXA Moderate-Plus Allocation                      $529.00      $1,618.00     $2,754.00     $5,814.00
Multimanager Aggressive Equity                    $494.00      $1,517.00     $2,591.00     $5,522.00
Multimanager Core Bond                            $490.00      $1,507.00     $2,576.00     $5,495.00
Multimanager Health Care                          $562.00      $1,716.00     $2,910.00     $6,088.00
Multimanager High Yield                           $489.00      $1,504.00     $2,570.00     $5,485.00
Multimanager International Equity                 $546.00      $1,669.00     $2,835.00     $5,956.00
Multimanager Large Cap Core Equity                $526.00      $1,612.00     $2,744.00     $5,796.00
Multimanager Large Cap Growth                     $529.00      $1,618.00     $2,754.00     $5,814.00
Multimanager Large Cap Value                      $526.00      $1,612.00     $2,744.00     $5,796.00
Multimanager Mid Cap Growth                       $549.00      $1,678.00     $2,850.00     $5,983.00
Multimanager Mid Cap Value                        $553.00      $1,688.00     $2,865.00     $6,009.00
Multimanager Small Cap Growth                     $546.00      $1,669.00     $2,835.00     $5,956.00
Multimanager Small Cap Value                      $538.00      $1,647.00     $2,799.00     $5,895.00
Multimanager Technology                           $562.00      $1,716.00     $2,910.00     $6,088.00
----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                 $472.00      $1,453.00     $2,488.00     $5,335.00
EQ/AllianceBernstein Intermediate Government
 Securities                                       $476.00      $1,466.00     $2,509.00     $5,373.00
EQ/AllianceBernstein International                $506.00      $1,552.00     $2,647.00     $5,624.00
EQ/AllianceBernstein Large Cap Growth             $517.00      $1,584.00     $2,698.00     $5,715.00
EQ/AllianceBernstein Quality Bond                 $476.00      $1,466.00     $2,509.00     $5,373.00
EQ/AllianceBernstein Small Cap Growth             $501.00      $1,539.00     $2,627.00     $5,587.00
EQ/AllianceBernstein Value                        $486.00      $1,495.00     $2,555.00     $5,457.00
EQ/Ariel Appreciation II                          $544.00      $1,662.00     $2,825.00     $5,939.00
EQ/AXA Rosenberg Value Long/Short Equity          $716.00      $2,152.00     $3,591.00     $7,220.00
EQ/BlackRock Basic Value Equity                   $482.00      $1,482.00     $2,534.00     $5,420.00
EQ/BlackRock International Value                  $519.00      $1,590.00     $2,708.00     $5,733.00
EQ/Boston Advisors Equity Income                  $505.00      $1,549.00     $2,642.00     $5,615.00
EQ/Calvert Socially Responsible                   $505.00      $1,549.00     $2,642.00     $5,615.00
EQ/Capital Guardian Growth                        $495.00      $1,520.00     $2,596.00     $5,532.00
EQ/Capital Guardian Research                      $491.00      $1,511.00     $2,581.00     $5,504.00
EQ/Caywood-Scholl High Yield Bond                 $491.00      $1,511.00     $2,581.00     $5,504.00
EQ/Davis New York Venture                         $580.00      $1,766.00     $2,989.00     $6,225.00
EQ/Equity 500 Index                               $448.00      $1,383.00     $2,374.00     $5,124.00
EQ/Evergreen International Bond                   $508.00      $1,558.00     $2,657.00     $5,642.00
EQ/Evergreen Omega                                $500.00      $1,536.00     $2,622.00     $5,578.00
----------------------------------------------------------------------------------------------------


                                                                    Fee table 17

----------------------------------------------------------------------------------------------------
                                                    If you surrender your contract at the end of the
                                                                applicable time period
----------------------------------------------------------------------------------------------------
Portfolio Name                                     1 year       3 years       5 years       10 years
----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    $1,297.00     $2,226.00     $3,206.00     $5,550.00
EQ/Franklin Income                               $1,346.00     $2,369.00     $3,435.00     $5,956.00
EQ/Franklin Small Cap Value                      $1,523.00     $2,870.00     $4,219.00     $7,265.00
EQ/Franklin Templeton Founding Strategy          $1,351.00     $2,384.00     $3,460.00     $6,000.00
EQ/GAMCO Mergers and Acquisitions                $1,341.00     $2,353.00     $3,409.00     $5,912.00
EQ/GAMCO Small Company Value                     $1,307.00     $2,255.00     $3,252.00     $5,633.00
EQ/International Growth                          $1,337.00     $2,344.00     $3,394.00     $5,886.00
EQ/JPMorgan Core Bond                            $1,271.00     $2,150.00     $3,083.00     $5,325.00
EQ/JPMorgan Value Opportunities                  $1,289.00     $2,204.00     $3,170.00     $5,485.00
EQ/Legg Mason Value Equity                       $1,301.00     $2,239.00     $3,227.00     $5,587.00
EQ/Long Term Bond                                $1,270.00     $2,147.00     $3,078.00     $5,316.00
EQ/Lord Abbett Growth and Income                 $1,306.00     $2,252.00     $3,247.00     $5,624.00
EQ/Lord Abbett Large Cap Core                    $1,322.00     $2,299.00     $3,324.00     $5,760.00
EQ/Lord Abbett Mid Cap Value                     $1,302.00     $2,242.00     $3,232.00     $5,596.00
EQ/Marsico Focus                                 $1,313.00     $2,274.00     $3,283.00     $5,688.00
EQ/Money Market                                  $1,258.00     $2,112.00     $3,020.00     $5,211.00
EQ/Montag & Caldwell Growth                      $1,306.00     $2,252.00     $3,247.00     $5,624.00
EQ/Mutual Shares                                 $1,359.00     $2,406.00     $3,495.00     $6,062.00
EQ/Oppenheimer Global                            $1,453.00     $2,674.00     $3,916.00     $6,775.00
EQ/Oppenheimer Main Street Opportunity           $1,472.00     $2,726.00     $3,997.00     $6,909.00
EQ/Oppenheimer Main Street Small Cap             $1,466.00     $2,711.00     $3,974.00     $6,870.00
EQ/PIMCO Real Return                             $1,286.00     $2,195.00     $3,155.00     $5,457.00
EQ/Short Duration Bond                           $1,268.00     $2,144.00     $3,072.00     $5,306.00
EQ/Small Company Index                           $1,252.00     $2,096.00     $2,994.00     $5,163.00
EQ/TCW Equity*                                   $1,311.00     $2,268.00     $3,273.00     $5,670.00
EQ/Templeton Growth                              $1,380.00     $2,466.00     $3,589.00     $6,225.00
EQ/UBS Growth and Income                         $1,307.00     $2,255.00     $3,252.00     $5,633.00
EQ/Van Kampen Comstock                           $1,298.00     $2,230.00     $3,211.00     $5,559.00
EQ/Van Kampen Emerging Markets Equity            $1,372.00     $2,444.00     $3,554.00     $6,165.00
EQ/Van Kampen Mid Cap Growth                     $1,308.00     $2,258.00     $3,257.00     $5,642.00
EQ/Van Kampen Real Estate**                      $1,319.00     $2,290.00     $3,308.00     $5,733.00
MarketPLUS International Core                    $1,303.00     $2,245.00     $3,237.00     $5,605.00
MarketPLUS Large Cap Core                        $1,288.00     $2,201.00     $3,165.00     $5,476.00
MarketPLUS Large Cap Growth                      $1,284.00     $2,188.00     $3,145.00     $5,438.00
MarketPLUS Mid Cap Value                         $1,289.00     $2,204.00     $3,170.00     $5,485.00
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                applicable time period and select a non-life contingent
                                                period certain annuity option with less than five years
-------------------------------------------------------------------------------------------------------
Portfolio Name                                     1 year       3 years       5 years       10 years
-------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        N/A       $2,226.00     $3,206.00     $5,550.00
EQ/Franklin Income                                   N/A       $2,369.00     $3,435.00     $5,956.00
EQ/Franklin Small Cap Value                          N/A       $2,870.00     $4,219.00     $7,265.00
EQ/Franklin Templeton Founding Strategy              N/A       $2,384.00     $3,460.00     $6,000.00
EQ/GAMCO Mergers and Acquisitions                    N/A       $2,353.00     $3,409.00     $5,912.00
EQ/GAMCO Small Company Value                         N/A       $2,255.00     $3,252.00     $5,633.00
EQ/International Growth                              N/A       $2,344.00     $3,394.00     $5,886.00
EQ/JPMorgan Core Bond                                N/A       $2,150.00     $3,083.00     $5,325.00
EQ/JPMorgan Value Opportunities                      N/A       $2,204.00     $3,170.00     $5,485.00
EQ/Legg Mason Value Equity                           N/A       $2,239.00     $3,227.00     $5,587.00
EQ/Long Term Bond                                    N/A       $2,147.00     $3,078.00     $5,316.00
EQ/Lord Abbett Growth and Income                     N/A       $2,252.00     $3,247.00     $5,624.00
EQ/Lord Abbett Large Cap Core                        N/A       $2,299.00     $3,324.00     $5,760.00
EQ/Lord Abbett Mid Cap Value                         N/A       $2,242.00     $3,232.00     $5,596.00
EQ/Marsico Focus                                     N/A       $2,274.00     $3,283.00     $5,688.00
EQ/Money Market                                      N/A       $2,112.00     $3,020.00     $5,211.00
EQ/Montag & Caldwell Growth                          N/A       $2,252.00     $3,247.00     $5,624.00
EQ/Mutual Shares                                     N/A       $2,406.00     $3,495.00     $6,062.00
EQ/Oppenheimer Global                                N/A       $2,674.00     $3,916.00     $6,775.00
EQ/Oppenheimer Main Street Opportunity               N/A       $2,726.00     $3,997.00     $6,909.00
EQ/Oppenheimer Main Street Small Cap                 N/A       $2,711.00     $3,974.00     $6,870.00
EQ/PIMCO Real Return                                 N/A       $2,195.00     $3,155.00     $5,457.00
EQ/Short Duration Bond                               N/A       $2,144.00     $3,072.00     $5,306.00
EQ/Small Company Index                               N/A       $2,096.00     $2,994.00     $5,163.00
EQ/TCW Equity*                                       N/A       $2,268.00     $3,273.00     $5,670.00
EQ/Templeton Growth                                  N/A       $2,466.00     $3,589.00     $6,225.00
EQ/UBS Growth and Income                             N/A       $2,255.00     $3,252.00     $5,633.00
EQ/Van Kampen Comstock                               N/A       $2,230.00     $3,211.00     $5,559.00
EQ/Van Kampen Emerging Markets Equity                N/A       $2,444.00     $3,554.00     $6,165.00
EQ/Van Kampen Mid Cap Growth                         N/A       $2,258.00     $3,257.00     $5,642.00
EQ/Van Kampen Real Estate**                          N/A       $2,290.00     $3,308.00     $5,733.00
MarketPLUS International Core                        N/A       $2,245.00     $3,237.00     $5,605.00
MarketPLUS Large Cap Core                            N/A       $2,201.00     $3,165.00     $5,476.00
MarketPLUS Large Cap Growth                          N/A       $2,188.00     $3,145.00     $5,438.00
MarketPLUS Mid Cap Value                             N/A       $2,204.00     $3,170.00     $5,485.00
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at the
                                                          end of the applicable time period
Portfolio Name                                     1 year       3 years       5 years       10 years
----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                     $497.00      $1,526.00     $2,606.00     $5,550.00
EQ/Franklin Income                                $546.00      $1,669.00     $2,835.00     $5,956.00
EQ/Franklin Small Cap Value                       $723.00      $2,170.00     $3,619.00     $7,265.00
EQ/Franklin Templeton Founding Strategy           $551.00      $1,684.00     $2,860.00     $6,000.00
EQ/GAMCO Mergers and Acquisitions                 $541.00      $1,653.00     $2,809.00     $5,912.00
EQ/GAMCO Small Company Value                      $507.00      $1,555.00     $2,652.00     $5,633.00
EQ/International Growth                           $537.00      $1,644.00     $2,794.00     $5,886.00
EQ/JPMorgan Core Bond                             $471.00      $1,450.00     $2,483.00     $5,325.00
EQ/JPMorgan Value Opportunities                   $489.00      $1,504.00     $2,570.00     $5,485.00
EQ/Legg Mason Value Equity                        $501.00      $1,539.00     $2,627.00     $5,587.00
EQ/Long Term Bond                                 $470.00      $1,447.00     $2,478.00     $5,316.00
EQ/Lord Abbett Growth and Income                  $506.00      $1,552.00     $2,647.00     $5,624.00
EQ/Lord Abbett Large Cap Core                     $522.00      $1,599.00     $2,724.00     $5,760.00
EQ/Lord Abbett Mid Cap Value                      $502.00      $1,542.00     $2,632.00     $5,596.00
EQ/Marsico Focus                                  $513.00      $1,574.00     $2,683.00     $5,688.00
EQ/Money Market                                   $458.00      $1,412.00     $2,420.00     $5,211.00
EQ/Montag & Caldwell Growth                       $506.00      $1,552.00     $2,647.00     $5,624.00
EQ/Mutual Shares                                  $559.00      $1,706.00     $2,895.00     $6,062.00
EQ/Oppenheimer Global                             $653.00      $1,974.00     $3,316.00     $6,775.00
EQ/Oppenheimer Main Street Opportunity            $672.00      $2,026.00     $3,397.00     $6,909.00
EQ/Oppenheimer Main Street Small Cap              $666.00      $2,011.00     $3,374.00     $6,870.00
EQ/PIMCO Real Return                              $486.00      $1,495.00     $2,555.00     $5,457.00
EQ/Short Duration Bond                            $468.00      $1,444.00     $2,472.00     $5,306.00
EQ/Small Company Index                            $452.00      $1,396.00     $2,394.00     $5,163.00
EQ/TCW Equity*                                    $511.00      $1,568.00     $2,673.00     $5,670.00
EQ/Templeton Growth                               $580.00      $1,766.00     $2,989.00     $6,225.00
EQ/UBS Growth and Income                          $507.00      $1,555.00     $2,652.00     $5,633.00
EQ/Van Kampen Comstock                            $498.00      $1,530.00     $2,611.00     $5,559.00
EQ/Van Kampen Emerging Markets Equity             $572.00      $1,744.00     $2,954.00     $6,165.00
EQ/Van Kampen Mid Cap Growth                      $508.00      $1,558.00     $2,657.00     $5,642.00
EQ/Van Kampen Real Estate**                       $519.00      $1,590.00     $2,708.00     $5,733.00
MarketPLUS International Core                     $503.00      $1,545.00     $2,637.00     $5,605.00
MarketPLUS Large Cap Core                         $488.00      $1,501.00     $2,565.00     $5,476.00
MarketPLUS Large Cap Growth                       $484.00      $1,488.00     $2,545.00     $5,438.00
MarketPLUS Mid Cap Value                          $489.00      $1,504.00     $2,570.00     $5,485.00
----------------------------------------------------------------------------------------------------



* The name of this investment option will change to EQ/T. Rowe Price Growth Stock on or about July 9, 2007, subject to regulatory approval.

** This investment option will be available on or about July 9, 2007, subject to regulatory approval.

For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


18 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as the end of the periods shown for each of the variable investment options available as of December 31, 2006.


                                                                    Fee table 19

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts and $50 each for IRA contracts, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation.


We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We will accept additional contributions in excess of 150% of first-year contributions subject to the following: (i) the owner (or joint owner or joint annuitant, if applicable) is 75 or younger; (ii) additional contributions equal to 150% of first-year contributions have already been made; and (iii) you make ongoing annual contributions that do not exceed 100% of the prior contract year's contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------

The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                Source of contributions           Limitations on contributions+
--------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 80    o  $10,000 (initial)         o  After-tax money.               o  No additional contributions
                                                                                                   after attainment of age 81
                                 o  $500 (additional)         o  Paid to us by check or            or, if later, the first
                                                                 transfer of contract value        contract date anniversary.*
                                 o  $100 monthly and $300        in a tax-deferred exchange
                                    quarterly under our          under Section 1035 of the
                                    automatic investment         Internal Revenue Code.
                                    program (additional)
--------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits

--------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                  Source of contributions           Limitations on contributions+
--------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 80   o  $10,000 (initial)           o  Eligible rollover distribu-    o  No contributions after
                                                                   tions from TSA contracts or       attainment of age 81 or, if
                                 o  $50 (additional)               other 403(b) arrangements,        later, the first contract
                                                                   qualified plans, and              date anniversary.*
                                 o  $100 monthly and $300          govern- mental employer
                                    quarterly under our auto-      457(b) plans.                  o  Contributions after age
                                    matic investment program                                         70-1/2 must be net of
                                    (additional) (subject to    o  Rollovers from another            required minimum
                                    tax maximums)                  traditional individual            distributions.
                                                                   retirement arrangement.
                                                                                                  o  Although we accept regular
                                                                o  Direct custodian-to-              IRA contributions (limited
                                                                   custodian transfers from          to $4,000 for 2007 and
                                                                   another traditional indi-         $5,000 for 2008) under
                                                                   vidual retirement                 Rollover IRA contracts, we
                                                                   arrangement.                      intend that this contract
                                                                                                     be used primarily for
                                                                o  Regular IRA contributions.        rollover and direct
                                                                                                     transfer contributions.
                                                                o  Additional "catch-up" con-
                                                                   tributions.                    o  Additional catch-up contri-
                                                                                                     butions of up to $1,000 per
                                                                                                     calendar year where the
                                                                                                     owner is at least age 50
                                                                                                     but under age 70-1/2 at any
                                                                                                     time during the calendar
                                                                                                     year for which the
                                                                                                     contribution is made.
--------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

---------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                  Source of contributions           Limitations on contributions+
---------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 80   o  $10,000 (initial)          o  Rollovers from another Roth    o  No additional rollover or
IRA                                                                IRA.                              direct transfer
                                  o  $50 (additional)                                                contributions after
                                                                o  Rollovers from a "desig-          attainment of age 81 or, if
                                  o  $100 monthly and $300         nated Roth contribution           later, the first contract
                                     quarterly under our auto-     account" under a 401(k)           date anniversary.*
                                     matic investment program      plan or 403(b) arrange-
                                     (additional) (subject to      ment.                          o  Conversion rollovers after
                                     tax maximums)                                                   age 70-1/2 must be net of
                                                                o  Conversion rollovers from a       required minimum distribu-
                                                                   traditional IRA.                  tions for the traditional
                                                                                                     IRA you are rolling over.
                                                                o  Direct transfers from
                                                                   another Roth IRA.              o  You cannot roll over funds
                                                                                                     from a traditional IRA if
                                                                o  Regular Roth IRA contribu-        your adjusted gross income
                                                                   tions.                            is $100,000 or more.

                                                                o  Additional catch-up contri-    o  Although we accept regular
                                                                   butions.                          Roth IRA contributions
                                                                                                     (limited to $4,000 for
                                                                                                     2007 and $5,000 for 2008)
                                                                                                     under the Roth IRA
                                                                                                     contracts, we intend that
                                                                                                     this contract be used
                                                                                                     primarily for rollover and
                                                                                                     direct transfer
                                                                                                     contributions.

                                                                                                  o  Additional catch-up contri-
                                                                                                     butions of up to $1,000 per
                                                                                                     calendar year where the
                                                                                                     owner is at least age 50 at
                                                                                                     any time during the
                                                                                                     calendar year for which the
                                                                                                     contribution is made.
---------------------------------------------------------------------------------------------------------------------------------
Rollover TSA      20 through 80   o  $10,000 (initial)          o  Direct transfers of pre-tax    o  Additional rollover or
                                                                   funds from another contract       direct transfer
                                  o  $500 (additional)             or arrangement under Sec-         contributions may be made
                                                                   tion 403(b) of the Internal       up to attainment of age 81
                                                                   Revenue Code, complying           or, if later, the first
                                                                   with IRS Revenue Ruling           contract date anniversary.*
                                                                   90-24.
                                                                                                  o  Rollover or direct transfer
                                                                o  Eligible rollover distribu-       contributions after age
                                                                   tions of pre-tax funds from       70-1/2 must be net of any
                                                                   other 403(b) plans. Subse-        required minimum
                                                                   quent contributions may           distributions.
                                                                   also be rollovers from
                                                                   qualified plans,             o  We do not accept employer-
                                                                   governmental employer             remitted contributions.
                                                                   457(b) plans and
                                                                   traditional IRAs.
---------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

---------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                Source of contributions             Limitations on contributions+
---------------------------------------------------------------------------------------------------------------------------------
QP               20 through 70         o $10,000 (initial)    o  Only transfer contributions      o  A separate QP contract must
                                                                 from other investments              be established for each
                                       o $500 (additional)       within an existing                  plan participant.
                                                                 qualified plan trust.
                                                                                                  o  We do not accept regular
                                                              o  The plan must be qualified          ongoing payroll contribu-
                                                                 under Section 401(a) of the         tions or contributions
                                                                 Internal Revenue Code.              directly from the employer.

                                                              o  For 401(k) plans, trans-         o  Only one additional
                                                                 ferred contributions may            transfer contribution may
                                                                 not include any after-tax           be made during a contract
                                                                 contributions, including            year.
                                                                 designated Roth contribu-
                                                                 tions.                           o  No additional transfer con-
                                                                                                     tributions after
                                                                                                     participant's attainment of
                                                                                                     age 71 or, if later, the
                                                                                                     first contract date
                                                                                                     anniversary.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
---------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and
   (ii) the date you make your first withdrawal.

*  Please see Appendix VII later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

                                               Contract features and benefits 23

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state. For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. This contract is not available for purchase by Charitable Remainder Trusts.


For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is not taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If GWBL is elected, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealer, are discussed in detail in "More information" later in this Prospectus.



--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the account for special money market dollar cost averaging and the fixed maturity options.

If you elect the 100% Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the following variable investment options: the AXA Allocation portfolios and the EQ/Franklin Templeton Founding Strategy portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the AXA Moderate Allocation portfolio.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net

24  Contract features and benefits
return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.



                                              Contract features and benefits  25

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Plus(SM) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors may include fees and expenses; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and EQ Advisors Trust for some Portfolios,. AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



---------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective
---------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
---------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
---------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY
---------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk.
---------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.
---------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current
                              income and capital appreciation.
---------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                applicable)
---------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o  AXA Equitable
---------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o  AXA Equitable
---------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o  AXA Equitable
 ALLOCATION
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o  AXA Equitable
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o  AXA Equitable
 ALLOCATION
---------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o  AllianceBernstein L.P.
 EQUITY
                              o  ClearBridge Advisors, LLC

                              o  Legg Mason Capital Management, Inc.

                              o  Marsico Capital Management, LLC
---------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        o  BlackRock Financial Management, Inc.

                              o  Pacific Investment Management Company LLC
---------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      o  A I M Capital Management, Inc.

                              o  RCM Capital Management LLC

                              o  Wellington Management Company, LLP
---------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       o  Pacific Investment Management Company LLC

                              o  Post Advisory Group, LLC
---------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    o  AllianceBernstein L.P.
 EQUITY
                              o  JPMorgan Investment Management Inc.

                              o  Marsico Capital Management, LLC
---------------------------------------------------------------------------------------


26 Contract features and benefits

--------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o  AllianceBernstein L.P.
 CORE EQUITY
                                                                                      o  Janus Capital Management LLC

                                                                                      o  Thornburg Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o  RCM Capital Management LLC
 GROWTH
                                                                                      o  TCW Investment Management Company

                                                                                      o  T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o  AllianceBernstein L.P.
 VALUE
                                                                                      o  Institutional Capital LLC

                                                                                      o  MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o  AllianceBernstein L.P.
 GROWTH
                                                                                      o  Franklin Advisers, Inc.

                                                                                      o  Provident Investment Counsel, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o  AXA Rosenberg Investment Management LLC

                                                                                      o  TCW Investment Management Company

                                                                                      o  Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o  Franklin Advisory Services, LLC
 VALUE
                                                                                      o  Lazard Asset Management LLC
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o  Bear Stearns Asset Management Inc.
 GROWTH
                                                                                      o  Eagle Asset Management, Inc.

                                                                                      o  Wells Capital Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o  Firsthand Capital Management, Inc.

                                                                                      o  RCM Capital Management LLC

                                                                                      o  Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o  AllianceBernstein L.P.
 MON STOCK
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o  AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o  AllianceBernstein L.P.
 NATIONAL
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o  AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o  AllianceBernstein L.P.
 BOND                          moderate risk to capital.
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o  AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.                            o  AllianceBernstein L.P.
--------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective
----------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.
----------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE           Seeks to increase value through bull markets and bear
 LONG/SHORT EQUITY               markets using strategies that are designed to limit expo-
                                 sure to general equity market risk.
----------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE         Seeks capital appreciation and secondarily, income.
 EQUITY
----------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL       Seeks to provide current income and long-term growth of
 VALUE                           income, accompanied by growth of capital.
----------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve an
 INCOME                          above-average and consistent total return.
----------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.
 RESPONSIBLE
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.
 RESEARCH
----------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH           Seeks to maximize current income.
 YIELD BOND
----------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE        Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level consis-
                                 tent with that of the S&P 500 Index.
----------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL       Seeks capital growth and current income.
 BOND
----------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.
----------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME               Seeks to maximize income while maintaining prospects
                                 for capital appreciation.
----------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE      Seeks long-term total return.
----------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON            Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY               income.
----------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND             Seeks to achieve capital appreciation.
 ACQUISITIONS
----------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           Seeks to maximize capital appreciation.
 VALUE
----------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND            Seeks to provide a high total return consistent with mod-
                                 erate risk to capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
EQ Advisors Trust                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                   applicable)
----------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         o  Ariel Capital Management, LLC
----------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE           o  AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY
----------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE         o  BlackRock Investment Management, LLC
 EQUITY
----------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL       o  BlackRock Investment Management Interna-
 VALUE                              tional Limited
----------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        o  Boston Advisors, LLC
 INCOME
----------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              o  Calvert Asset Management Company, Inc.
 RESPONSIBLE
                                 o  Bridgeway Capital Management, Inc.
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       o  Capital Guardian Trust Company
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o  Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH           o  Caywood-Scholl Capital Management
 YIELD BOND
----------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE        o  Davis Selected Advisers, L.P.
----------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              o  AllianceBernstein L.P.
----------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL       o  Evergreen Investment Management
 BOND                               Company, LLC

                                 o  First International Fund Advisors (dba
                                    "Evergreen International")
----------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               o  Evergreen Investment Management
                                    Company, LLC
----------------------------------------------------------------------------------------------
EQ/FI MID CAP                    o  Fidelity Management & Research Company
----------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME               o  Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE      o  Franklin Advisory Services, LLC
----------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON            o  AXA Equitable
 FOUNDING STRATEGY
----------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND             o  GAMCO Asset Management Inc.
 ACQUISITIONS
----------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           o  GAMCO Asset Management Inc.
 VALUE
----------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          o  MFS Investment Management.
----------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND            o  JPMorgan Investment Management Inc.
----------------------------------------------------------------------------------------------


28 Contract features and benefits

----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                     Objective
----------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                  Long-term capital appreciation.
 OPPORTUNITIES
----------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY         Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                  Seeks to maximize income and capital appreciation
                                   through investment in long-maturity debt obligations.
----------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND          Capital appreciation and growth of income without
 INCOME                            excessive fluctuation in market value.
----------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP           Capital appreciation and growth of income with reason-
 CORE                              able risk.
----------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE       Capital appreciation.
----------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                   Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/MONEY MARKET                    Seeks to obtain a high level of current income, preserve
                                   its assets and maintain liquidity.
----------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL               Seeks to achieve capital appreciation.
 GROWTH
----------------------------------------------------------------------------------------------
 EQ/MUTUAL SHARES                  Seeks capital appreciation, which may occasionally be
                                   short-term, and secondarily, income.
----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL              Seeks capital appreciation.
----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET         Seeks long-term capital appreciation.
 OPPORTUNITY
----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET         Seeks capital appreciation.
 SMALL CAP
----------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN               Seeks maximum real return consistent with preservation
                                   of real capital and prudent investment management.
----------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND             Seeks current income with reduced volatility of principal.
----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as possible (before the
                                   deduction of portfolio expenses) the total return of the
                                   Russell 2000 Index.
----------------------------------------------------------------------------------------------
EQ/TCW EQUITY*                     Seeks to achieve long-term capital appreciation.
----------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH                Seeks long-term capital growth.
----------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through capital appreciation with income as a secondary consideration.
----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK             Capital growth and income.
----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING             Seeks long-term capital appreciation.
 MARKETS EQUITY
----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP              Capital growth.
 GROWTH
----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE**        Seeks to provide above average current income and long-
                                   term capital appreciation.
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
EQ Advisors Trust                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     applicable)
---------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                  o  JPMorgan Investment Management Inc.
 OPPORTUNITIES
---------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY         o  Legg Mason Capital Management, Inc.
---------------------------------------------------------------------------------
EQ/LONG TERM BOND                  o  BlackRock Financial Management, Inc.
---------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND          o  Lord, Abbett & Co. LLC
 INCOME
---------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP           o  Lord, Abbett & Co. LLC
 CORE
---------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE       o  Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------
EQ/MARSICO FOCUS                   o  Marsico Capital Management, LLC
---------------------------------------------------------------------------------
EQ/MONEY MARKET                    o  The Dreyfus Corporation
---------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL               o  Montag & Caldwell, Inc.
 GROWTH
--------------------------------------------------------------------------------
 EQ/MUTUAL SHARES                  o  Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL              o  OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET         o  OppenheimerFunds, Inc.
 OPPORTUNITY
---------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET         o  OppenheimerFunds, Inc.
 SMALL CAP
---------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN               o  Pacific Investment Management Company, LLC
---------------------------------------------------------------------------------
EQ/SHORT DURATION BOND             o  BlackRock Financial Management, Inc.
---------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             o  AllianceBernstein L.P.
---------------------------------------------------------------------------------
EQ/TCW EQUITY*                     o  TCW Investment Management Company
---------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH                o  Templeton Global Advisors Limited
---------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           o  UBS Global Asset Management (Americas) Inc.
---------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK             o  Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING             o  Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
---------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP              o  Morgan Stanley Investment Management Inc.
 GROWTH
---------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE**        o  Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------------------



                                               Contract features and benefits 29

----------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective
----------------------------------------------------------------------------------------
MarketPLUS INTERNATIONAL      Seeks to achieve long-term growth of capital.
 CORE
----------------------------------------------------------------------------------------
MarketPLUS MID CAP VALUE      Seeks long-term capital appreciation.
----------------------------------------------------------------------------------------
MarketPLUS LARGE CAP GROWTH   Seeks to provide long-term capital growth.
----------------------------------------------------------------------------------------
MarketPLUS LARGE CAP CORE     Seeks long-term growth of capital with a secondary
                              objective to seek reasonable current income. For purposes
                              of this Portfolio, the words "reasonable current income"
                              mean moderate income.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
EQ Advisors Trust             Investment Manager (or Sub-Adviser(s), as
Portfolio Name                applicable)
----------------------------------------------------------------------------------------
MarketPLUS INTERNATIONAL      o AXA Equitable
 CORE
                              o Mellon Equity Associates LLC

                              o Wentworth Hauser and Violich, Inc.
----------------------------------------------------------------------------------------
MarketPLUS MID CAP VALUE      o AXA Equitable

                              o Mellon Equity Associates LLC

                              o Wellington Management Company LLP
----------------------------------------------------------------------------------------
MarketPLUS LARGE CAP GROWTH   o AXA Equitable

                              o Marsico Capital Management LLC

                              o Mellon Equity Associates LLC
----------------------------------------------------------------------------------------
MarketPLUS LARGE CAP CORE     o AXA Equitable

                              o Institutional Capital Corporation LLC

                              o Mellon Equity Associates LLC
----------------------------------------------------------------------------------------



* The name of this investment option will change to EQ/T. Rowe Price Growth Stock on or about July 9, 2007, subject to regulatory approval.

** This investment option will be available on or about July 9, 2007, subject to regulatory approval.


You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

30 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum ranges from 1.50% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2007 is 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers, even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.
--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Plus(SM) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2007, the next available maturity date was February 15, 2008. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable

                                              Contract features and benefits  31
market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option (subject to restrictions in certain states - see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. If an owner or an annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.

--------------------------------------------------------------------------------

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into any of the other variable investment options. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. You may elect to participate in a 3, 6 or 12-month program at any time subject to the age limitation on contributions described earlier in this Prospectus.

Contributions into the account for special money market dollar cost averaging must be new contributions. In other words, you may not make transfers from amounts allocated in other variable investment options to initiate the program. You must allocate your entire initial contribution into the account for special money market dollar cost averaging if you are selecting the program at the time you apply for your Accumulator(R) Plus(SM) contract. Thereafter, contributions to any new program must be at least $2,000. Contributions to an existing program must be at least $250. You may only have one program in effect at any time.

Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other variable investment options you select. Once the time period you selected has expired, you may then select to participate in the special money market dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for monthly transfers from the account for special money market dollar cost averaging to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.


32  Contract features and benefits

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the variable investment options according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.


If you elect the Guaranteed withdrawal benefit for life, or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit option, general dollar cost averaging is not available.


INVESTMENT SIMPLIFIER


FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. The fixed-dollar option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program you may participate in any of the dollar cost averaging programs except special money market dollar cost averaging and general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability.


                                              Contract features and benefits  33

CREDITS

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The credit amounts attributable to your contributions are not included for purposes of calculating any of the guaranteed benefits.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:


--------------------------------------------------------
                                      Credit percentage
First year total contributions            applied to
         Breakpoints                     contributions
--------------------------------------------------------
Less than $500,000                            4%
--------------------------------------------------------
$500,000-$999,999.99                        4.5%
--------------------------------------------------------
$1 million or more                            5%
--------------------------------------------------------



The percentage of the credit is based on your total first year total contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:


   o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   o For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

   o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

   o The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

o  No indication of intent:

   o For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

   o For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(1)

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.


o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such Credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, the fixed maturity options in order of the earliest maturing date(s), any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging. A market value adjustment may apply to withdrawals from the fixed maturity options.


We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associ-

----------------------
(1) The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

34  Contract features and benefits
ated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o  your initial contribution and any additional contributions to the contract;
   less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6-1/2% (OR 6%, IF APPLICABLE) ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o  your initial contribution and any additional contributions to the contract;
   plus

o  daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to this benefit base is:


o 6-1/2% (or 6%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging, but excluding all other amounts allocated to the EQ/Money Market); the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent Annual Ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

GREATER OF 6-1/2% (OR 6%, IF APPLICABLE) ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

3% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT). Your benefit base is equal to:

o  your initial contribution and any additional contributions to the contract;
   plus

o  daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the


                                              Contract features and benefits  35
   section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up after the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

GREATER OF THE 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

GUARANTEED MINIMUM INCOME BENEFIT AND THE ROLL-UP BENEFIT BASE RESET. You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until age 75. If you elect the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit"), you are eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until age 75 and your investment options will not be restricted. If you elect both options, they are not available with different Roll-Up benefit bases: each option must include either the 6-1/2% Roll-Up benefit base or 6% Roll-Up benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues this contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age 75.

If you elect to reset your Roll-Up benefit base on any contract date anniversary, we may increase the charge for the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to this contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for this contract from another traditional IRA, TSA or QP contract that you maintain. If you withdraw the lifetime required minimum distribution from this contract, and the required minimum distribution is more than 6-1/2% (or 6%) of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6-1/2% (or 6%) threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.

If you elect both a "Greater of" enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.

36  Contract features and benefits

GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.


Subject to state availability (see Appendix VII later in this Prospectus), you may elect one of the following:

o The Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base.

o The Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

Both options include the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until age 75. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.

If you elect the Guaranteed minimum income benefit with a "Greater of" death benefit, you can choose between one of the following two combinations:

o the Greater of the 6-1/2 Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2 Roll-Up benefit base, or

o the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you elect the Guaranteed minimum income benefit without the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.

If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit. If you elect both the Guaranteed minimum income benefit and a "Greater of" enhanced death benefit, the Roll-Up rate you elect must be the same for both features.


This feature is not available if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age as follows:



----------------------------------------------------
                      Level payments
----------------------------------------------------
  Owner's age at exercise       Period certain years
----------------------------------------------------
       80 and younger                    10
             81                          9
             82                          8
             83                          7
             84                          6
             85                          5
----------------------------------------------------


We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.


--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below,


                                              Contract features and benefits  37
if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base as follows:


o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.


The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of your Roll-Up benefit base at the beginning of the contract year.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


----------------------------------------------------------
                                    Guaranteed minimum
      Contract date              income benefit -- annual
 anniversary at exercise         income payable for life
----------------------------------------------------------
            10                            $10,065
            15                            $15,266
----------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us along with all required information within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for Accumulator(R) Plus(SM) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Plus(SM) QP contract into an Accumulator(R) Plus(SM) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise, However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;


38  Contract features and benefits

(iv) since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.


(v) for Accumulator(R) Plus(SM) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Plus(SM) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(vi) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;


(vii) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules.


(viii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(ix) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.


See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 80 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.


If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals (and associated withdrawal charges) whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.


Any of the enhanced death benefits (other than the Greater of the 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any Credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.


Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:


                                              Contract features and benefits  39

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, and Rollover TSA contracts; and 20 through 75 at issue of QP contracts.

o  Annual Ratchet to age 85

o  The Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85

o  The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 76 through 80 at issue of NQ, Rollover IRA, Roth Conversion IRA, and Rollover TSA contracts.

o  The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85

The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 is not available for QP contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


As discussed earlier in this Prospectus, you can elect a "Greater of" enhanced death benefit with a corresponding Guaranteed minimum income benefit. You can elect one of the following two combinations:

o the Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you purchase a "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until age 75. If you purchase a "Greater of" enhanced death benefit without the Guaranteed minimum income benefit, no reset is available. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced minimum death benefit.

EARNINGS ENHANCEMENT BENEFIT


Subject to state and contract availability (please see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract, under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.


If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o  the account value or

o  any applicable death benefit

decreased by:

o  total net contributions


For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.


For purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any Credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

40  Contract features and benefits
the greater of:

o  the account value or

o  any applicable death benefit

decreased by:

o  total net contributions.


The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000-$16,000).


For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement death benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued; neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.


For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.


For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.


Joint life QP and TSA contracts are not permitted.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o  You are interested in long term accumulation rather than taking withdrawals;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:


o  Your GWBL benefit base increases by any subsequent contributions.


                                              Contract features and benefits  41

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."


o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


---------------------------------------------
 Age                    Applicable percentage
---------------------------------------------
45-64                            4.0%
65-74                            5.0%
75-84                            6.0%
85 and older                     7.0%
---------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

   o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

   o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.


If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but

42  Contract features and benefits
your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-80, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:


   o Your GWBL Enhanced death benefit base increases by any subsequent contribution;


   o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

   o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

   o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit " in "Accessing your money" later in this Prospectus.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals, withdrawal charges and associated withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Plus(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Plus(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Plus(SM) contract.

o  No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

                                              Contract features and benefits  43

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.


o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.


o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS


o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.


o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.


PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. The guaranteed amount does not include any credits allocated to your contract.


Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special money market dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. The guaranteed amount does not include any credits allocated to your contract.


Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special money market dollar cost averaging and the AXA Moderate Allocation portfolio.


Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 80th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract

44  Contract features and benefits
date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are planning to take required minimum distributions from this contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.


Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that you will forfeit the credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions.

                                              Contract features and benefits  45

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge as well as any optional benefit charges; (ii) any applicable withdrawal charge; and
(iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative, and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions plus the credit;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest account at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to

46  Determining your contract's value
a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.

                                           Determining your contract's value  47

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options, subject to the following:


o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o You may not transfer any amount to the account for special money market dollar cost averaging.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies,

48 Transferring your money among investment options which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, "the trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------
While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.


You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging.


                            Transferring your money among investment options  49

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

50  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                     Method of withdrawal
                 ---------------------------------------------------------------
                 Automatic                                            Lifetime
                  Payment                               Pre-age       required
                   Plans                                 59-1/2        minimum
                   (GWBL                  System-    Substantially   distribu-
 Contract          only)      Partial      atic         equal          tion
--------------------------------------------------------------------------------
NQ                  Yes         Yes         Yes           No            No
--------------------------------------------------------------------------------
Rollover
 IRA                Yes         Yes         Yes           Yes           Yes
--------------------------------------------------------------------------------
Roth Con-
 version
 IRA                Yes         Yes         Yes           Yes           No
--------------------------------------------------------------------------------
Rollover
 TSA*               Yes         Yes         Yes           No            Yes
--------------------------------------------------------------------------------
QP**                Yes         Yes         No            No            Yes
--------------------------------------------------------------------------------


* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


** All payments are made to the trust as the owner of the contract.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.

                                                        Accessing your money  51

SYSTEMATIC WITHDRAWALS
(All contracts except QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

SUBSTANTIALLY EQUAL WITHDRAWALS
(All contracts except QP contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a partial withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge.

The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and Rollover TSA and QP contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This service is not available under defined benefit QP contracts. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if,

52  Accessing your money
when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset." in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000-$16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.


With respect to the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6-1/2% (or 6% or 3%, as applicable) or less of the 6-1/2% (or 6% or 3%, as applicable) Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6-1/2% (or 6% or 3%, as applicable) of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the

                                                        Accessing your money  53

Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and GWBL Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Our Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. If you elect the GWBL option or a PGB, loans are not permitted. Your contract contains further details of the loan provision. Please see Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interests, will be deducted from the death benefit amounts).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. See Appendix VII later in this Prospectus to see if a different interest rate applies in your state.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account". Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If those amounts are insufficient, we will deduct all or a portion of the loan from the account for special money market dollar cost averaging.


For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro

54  Accessing your money
rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "the Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery and wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) Plus(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Plus(SM) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Plus(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.


Your Accumulator(R) Plus(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply to your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See

                                                        Accessing your money  55

"Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options               Life annuity
                                           Life annuity with period
                                             certain
                                           Life annuity with refund
                                             certain
                                           Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity                 Life annuity
   payout options                          Life annuity with period
                                             certain
--------------------------------------------------------------------------------
Income Manager(SM) payout options          Life annuity with period
   (available for owners and annu-           certain
   itants age 83 or less at contract       Period certain annuity
   issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisers Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME Manager(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(SM) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Plus(SM).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Plus(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Plus(SM). For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(SM) payout options are not available in all states.

If you purchase an Income Manager(SM) contract in connection with the exercise of the Guaranteed minimum income benefit option, different


56  Accessing your money
payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(SM) prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.


For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Plus(SM) is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(SM) payout life contingent options, no withdrawal charge is imposed under the Accumulator(R) Plus(SM). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Plus(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(SM) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin from the Accumulator(R) Plus(SM) contract. Generally, the date annuity payments begin may not be earlier than five years (in a limited number of jurisdictions this requirement may be more or less than 5 years) from the contract date. Please see Appendix VII later in this Prospectus for information on state variations. Except with respect to Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar-for-dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.

                                                        Accessing your money  57

5. Charges and expenses

--------------------------------------------------------------------------------
CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o  A mortality and expense risks charge

o  An administrative charge

o  A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.95% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

Administrative charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.35% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest

58  Charges and expenses
maturity date(s) first. If such fixed maturity amounts are still insufficient, we will deduct all or a portion of this charge from the account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

------------------------------------------------------------------------
                                        Contract year
------------------------------------------------------------------------
                     1     2     3     4     5     6     7     8    9+
------------------------------------------------------------------------
   Percentage of
   contribution      8%    8%    7%    7%    6%    5%    4%    3%    0%
------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.


10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If you are age 76-80 at issue and elected the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, this waiver applies to withdrawals up to 3% of the beginning of the contract year 3% Roll-Up to age 85 benefit base. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawals for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:



    (i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or


                                                        Charges and expenses  59

      (ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or



      (iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:


            -- its main function is to provide skilled, intermediate, or custodial nursing care;

            -- it provides continuous room and board to three or more persons;

            -- it is supervised by a registered nurse or licensed practical nurse;

            -- it keeps daily medical records of each patient;

            -- it controls and records all medications dispensed; and

            -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE


ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.80% of the greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.95% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, if applicable, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.80% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 3% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity amounts are still insufficient, we will deduct all or a portion of this charge from the account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.

PRINCIPAL GUARANTEE BENEFITS CHARGE


If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are still insufficient, we will deduct all or a portion of this charge from the


60  Charges and expenses
account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE


If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.

If you elect the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, the charge is equal to 0.80% of the applicable benefit base on the contract date anniversary. If you elect the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base, the charge is equal to 0.65% of the applicable benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.10% for the benefit that includes the 6-1/2% Roll-Up benefit base or 0.95% for the benefit that includes the 6% Roll-Up benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity amounts are still insufficient, we will deduct all or a portion of this charge from the account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT CHARGE


If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity amounts are still insufficient, we will deduct all or a portion of this charge from the account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If such amounts are still insufficient, we will deduct all or a portion of this charge from the account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the GWBL Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


                                                        Charges and expenses  61

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o  Management fees ranging from 0.05% to 1.40%.

o  12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o  Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or other unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

62  Charges and expenses

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

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When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.
--------------------------------------------------------------------------------
Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH


In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must


                                                    Payment of death benefit  63
be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:


o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. If any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:


   o If you elected either the Annual Ratchet to age 85 or the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and if your surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   o If you elected the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and your surviving spouse is age 80 or younger at the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If you were age 85 or older at death, we will reinstate the enhanced death benefit you elected. The benefit base (which had been previously frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If your spouse is younger than age 75, before electing to continue the contract, your spouse should consider that he or she could purchase a new contract and elect the Greater of 6% (as opposed to 3%) Roll-Up to age 85 or


64  Payment of death benefit

      Annual Ratchet to age 85 enhanced death benefit at the same cost. He or she could also purchase a contract with a "Greater of" 6-1/2% enhanced death benefit at an additional cost.

   o If you elected either the Annual Ratchet to age 85 or the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued. If you elected the Greater of the 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is 81 or older, the Guaranteed minimum death benefit and charge will be discontinued.

   o If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.


   o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.


Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.


o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o  The withdrawal charge schedule remains in effect.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any sub-

                                                    Payment of death benefit  65
sequent withdrawals. The account value, however, will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o  The contract continues in your name for the benefit of your beneficiary.

o  The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o  The beneficiary automatically replaces the existing annuitant.

o  The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals,

66  Payment of death benefit
   in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o  Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.

o  No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o  The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

                                                    Payment of death benefit  67

7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Plus(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Plus'(SM) extra credit on each contribution, special money market dollar cost averaging program choice of death benefits, the Guaranteed withdrawal benefit for life benefit, the Guaranteed minimum income benefit, guaranteed interest option, fixed maturity options, selection of investment funds and its choices of pay out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

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TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE


We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract.

Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result which could include amending the contract (with appropriate notice to you).


Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) Plus(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) Plus(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a

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death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


Beneficiary continuation option

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2;"

o scheduled payments, any additional withdrawals under "Withdrawal Option 2," or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.


Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o  Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

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AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of nearly identical prior versions of the Accumulator(R) Plus(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear whether and when any such approval may be received. We have in the past received IRS opinion letters approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Plus(SM) traditional and Roth IRA contracts.

EARNINGS ENHANCEMENT BENEFIT

The Earnings enhancement benefit is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Earnings enhancement benefit qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) IRA or Accumulator(R) Plus(SM) Roth IRA with the optional Earnings enhancement benefit.

Your right to cancel within a certain number of days

You can cancel either type of Accumulator(R) Plus(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation would have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o  "regular" contributions out of earned income or compensation; or

o  tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007. For 2008, the amount is $5,000. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $1,000 to your traditional IRA for 2007, and after.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for 2007 to any combination of traditional IRAs and Roth IRAs. For 2008, the amount is $10,000. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your

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traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions." That is, for 2007, your fully deductible contribution can be up to $4,000 ($5,000 for 2008), or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2007 ($6,000 for 2008).

If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing applies to the income limits to deductible contributions beginning in 2007.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000. (For 2007, AGI between $52,000 and $62,000, after adjustment.)

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000. (For 2007, AGI between $83,000 and $103,000, after adjustment.)


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000. (For 2007, AGI between $156,000 and $166,000, after adjustment.)


To determine the deductible amount of the contribution for 2007, for example, you determine AGI and subtract $52,000 if you are single, or $83,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

 ($10,000-excess AGI)     times    the maximum     Equals       the adjusted
 --------------------       x        regular          =          deductible
  divided by $10,000              contribution                  contribution
                                  for the year                      limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. ($52,000, after cost of living indexing beginning in 2007) The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2007 and $5,000 for 2008). The dollar limit is $5,000 in 2007 ($6,000 for 2008) for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o  governmental employer 457(b) plans;

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o  TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
   and

o  other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

There are two ways to do rollovers:

o Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year); or

o  regular contributions to a traditional IRA made after you reach age 70-1/2;
   or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

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You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.

Required minimum distributions

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required

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to be distributed from these contracts. If you take annual withdrawal instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of

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the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Spousal continuation

If the contract is continued under Spousal continuation, then no amounts are required to be paid until after the surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.


To meet this last exception, you could elect to apply your contract value to an Income Manager(SM) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(SM) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager(SM) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(SM) payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

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The Accumulator(R) Plus(SM) Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o  tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA contract. See "Rollovers and direct transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007 ($5,000 for 2008). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2007, and later years.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment beginning in 2007):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2007, $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2007, $114,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2007, between $156,000 and $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2007, between $99,000 and $114,000 after adjustment).


Modified adjusted gross income limits will be cost of living indexed beginning in 2007.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o  another Roth IRA ("tax-free rollover contribution");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o  you may not make contributions to a Roth IRA from a qualified plan under
   Section 401(a) of the Internal Revenue Code, a TSA under

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   Section 403(b) of the Internal Revenue Code or any other eligible retirement plan until 2008. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

The following rules apply until 2010: You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

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The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o  rollovers from a Roth IRA to another Roth IRA;

o  direct transfers from a Roth IRA to another Roth IRA;

o  qualified distributions from a Roth IRA; and

o  return of excess contributions or amounts recharacterized to a traditional
   IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o  you are age 59-1/2 or older; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

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Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004 the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under
Section 403(b) of the Code, and the contracts issued to fund such plans. Please Consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Code or a custodial account which invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Earnings enhancement benefit

The Earnings enhancement benefit is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Earnings enhancement benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Earnings enhancement benefit rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Earnings enhancement benefit is not part of the contract, in such a case, the charges for the Earnings enhancement rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) Rollover TSA contract with the optional Earnings enhancement benefit.

Contributions to TSAs

There are two ways you can make contributions to establish your Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o  a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax contribution rollovers to the Accumulator(R) Plus(SM) TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal

80  Tax information
restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o  reaching age 59-1/2 even if you are still employed; or

o  disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o  you give us acceptable written documentation as to the source of the funds;
   and

o the Accumulator(R) Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Plus(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Plus(SM) TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o  you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Plus(SM) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o  direct rollover from another TSA or eligible retirement plan; or

o  direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Accumulator(R) Plus(SM) Rollover TSA; or

o  you reach age 59-1/2; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o  you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and

                                                             Tax information  81
annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments. Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL") benefit" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstand ing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Plus(SM) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o  the loan does not qualify under the conditions above;

o  the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.


In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


See Appendix VII later in this Prospectus for any state rules that may affect loans from a Rollover TSA contract.

Tax-deferred rollovers and direct transfers. You may roll over any "eligible rollover distribution" from a TSA into another eligible

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retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Plus(SM) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or


o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

                                                             Tax information  83

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at anytime.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

84  Tax information
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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from the Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2007 and the related price per $100 of maturity value were as shown below:



-------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
-------------------------------------------------------
        2008              3.30%             $96.81
        2009              3.34%             $93.63
        2010              3.39%             $90.47
        2011              3.48%             $87.20
        2012              3.58%             $83.86
        2013              3.65%             $80.63
        2014              3.72%             $77.42
        2015              3.76%             $74.42
-------------------------------------------------------


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-------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
-------------------------------------------------------
        2016              3.84%             $71.22
        2017              3.89%             $68.25
-------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMOs maturity date.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely-published Index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and fixed maturity options, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

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We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, ROLLOVER IRA AND ROTH CONVERSION IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA or Roth Conversion IRA contract on a monthly or quarterly basis. AIP is not available for QP contracts or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options, the guaranteed interest option and available fixed maturity options but not the account for special money market dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions,

                                                            More information  87
   subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS, AND TRANSFERS

o Contributions and credits allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions and credits allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions and credits allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Transfers to or from variable investment options will be made at the unit value next determined after receipt of transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING


You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date


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anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase this contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

If you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made.

The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus. Loans are not available under your NQ contract.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


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


Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.75% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Plus(SM) on a company and\or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and\or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


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9. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31,
2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005, and for each of the years in the two-year period ended December 31, 2005 and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.


                             Incorporation of certain documents by reference  91

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                     ------------------------------------------------
                                                                       2006         2005          2004         2003
---------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 13.09       $11.28        $10.60           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              6,793          342           120           --
---------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 10.85       $10.36        $10.27           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,202          501           286           --
---------------------------------------------------------------------------------------------------------------------
 AXA Conservative--Plus Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.29       $10.55        $10.38           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              2,537          671           279           --
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 47.71       $43.93        $42.57       $39.77
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              3,387          762           659          461
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 12.57       $11.15            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             22,340        2,035            --           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 57.17       $55.24        $51.85       $46.99
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                171          172           181          211
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.39       $11.14        $11.13       $10.88
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,474        1,199         1,470        1,625
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.96       $11.56        $10.98       $ 9.94
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                696          453           565          375
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 31.19       $28.82        $28.41       $26.55
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,654        1,626         1,924        2,218
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 16.77       $13.59        $11.96       $10.30
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,168          480           411          323
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 12.21       $10.92        $10.39       $ 9.62
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                346          269           397          296
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  9.54       $ 9.68        $ 9.15       $ 8.71
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                999          613           930          759
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 14.21       $12.10        $11.47       $10.18
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,285          919           809          635
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 10.82       $10.03        $ 9.40       $ 8.54
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                884          663           773          720
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                      ----------------------------------
                                                                       2002           2001         2000
--------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
--------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
--------------------------------------------------------------------------------------------------------
 AXA Conservative--Plus Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
--------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $33.91         $39.47          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                279            110          --
--------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $34.70         $49.56      $67.28
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                241            249         106
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $10.65             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,594             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 7.88             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                264             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $22.00         $23.03      $23.23
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,906          1,632         432
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 7.79             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                108             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 7.63             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                201             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 6.77             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                424             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 7.89             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                503             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 6.19             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                427             --          --
--------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                     ------------------------------------------------
                                                                       2006         2005          2004         2003
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 13.78       $ 12.20       $ 11.54      $ 10.18
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                838           550           720          545
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 10.49       $  9.93       $  9.07      $  8.77
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              2,459         2,792         3,478          278
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $250.91       $230.23       $224.21      $199.56
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                361           370           430          484
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 18.35       $ 18.07       $ 18.13      $ 18.07
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                747           873         1,061        1,357
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 17.99       $ 14.79       $ 13.03      $ 11.20
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,983         1,000         1,008        1,052
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  6.88       $  7.03       $  6.21      $  5.82
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              7,569          9.117       10,421       11,828
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 15.95       $ 15.60       $ 15.54      $ 15.21
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                630           455           480          519
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 17.82       $ 16.60       $ 15.12      $ 13.48
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,922         1,979         2,313        2,809
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 17.62       $ 14.75       $ 14.21      $ 12.72
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              5,695         5,091         5,823        6,106
---------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.34       $ 10.36            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                100            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 10.96            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                255            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  6.67       $  5.84       $  5.59           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,207           536           306           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  8.91       $  8.60       $  8.03      $  7.87
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                147            65            88          101
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 12.86       $ 12.16       $ 11.75           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              2,540         2,470         2,815           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 14.30       $ 12.18       $ 10.56      $  9.44
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              2,904         2,599         2,863        2,832
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 12.87       $ 11.67       $ 11.18      $ 10.23
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              4,914         5,540         6,418        6,957
---------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.04       $ 10.38            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                382            65            --           --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                      ----------------------------------
                                                                       2002           2001         2000
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.35             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 364             --          --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  5.65             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 386             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $135.53        $206.51     $235.03
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 521            499         204
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 17.97        $ 16.81     $ 15.83
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               1,226             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  8.42        $  9.51     $ 12.60
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 135             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  4.80        $  7.08     $  9.46
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              13,521         14,217       6,200
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 14.92             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 474             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.71        $ 14.14     $ 16.56
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               3,037          2,971       1,248
--------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.04        $ 11.80     $ 11.63
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               6,520          4,851       1,119
--------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --             --          --
--------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --             --          --
--------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  6.25        $  8.63          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  79             19          --
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --             --          --
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.23        $  8.65     $ 11.10
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               2,786          2,530       1,050
--------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.91        $ 10.66     $ 11.05
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               7,543          2,052         628
--------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --             --          --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --             --          --
--------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                     ------------------------------------------------
                                                                       2006         2005          2004         2003
---------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.84            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               665            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $29.20        $25.77        $25.07      $ 23.10
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             3,534         3,726         4,345        4,750
---------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 9.92        $ 9.74            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               457             9            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 8.78        $ 8.42        $ 8.23      $  7,80
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               319           349           400          500
---------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $12.70        $11.56        $11.04      $  9.67
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             4,317         4,297         4,997        5,343
---------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $17.21        $15.54        $14.18      $ 12.22
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             3,215         3,279         3,574        3,783
---------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.42            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             1,076            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.82            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               153            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $11.59        $10.49            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               425            11            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $26.49        $22.64        $22.05           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               519           111            63           --
---------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $14.20        $11.48            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               310             5            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $14.07        $13.73        $13.65      $ 13.32
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             7,950         8,015         8,979       10,672
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $15.76        $13.30        $12.99      $ 11.90
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             4,048         4,589         5,234        6,009
---------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $11.19        $10.64            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               738           113            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.01        $ 9.99            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               567            30            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $12.21        $10.58            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               501            58            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $11.70        $10.55            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               138            45            --           --
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                      ----------------------------------
                                                                       2002           2001         2000
--------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 18.36        $24.03       $27.79
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               5,020         4,534        1,524
--------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  5.74        $ 7.67       $ 9.39
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 378           182           47
--------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  6.84        $ 8.52       $ 9.99
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               5,392         4,418          609
--------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.32        $11.09       $10.84
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               4,067         3,015          198
--------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.09        $12.13       $11.41
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              12,695         8,943        1,427
--------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.53        $11.97       $13.04
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               6,939         6,123        1,419
--------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------
  Unit value                                                               --            --           --
--------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                     ------------------------------------------------
                                                                       2006         2005          2004         2003
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $12.32        $11.13            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               531           120            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $16.26        $15.11        $13.86       $12.74
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             2,666         1,390         1,251        1,338
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $23.71        $19.92        $19.65       $18.05
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             1,301         1,147         1,430        1,339
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $22.46        $18.15        $16.63       $13.89
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             3,580         3,145         3,356        3,673
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $14.80        $13.94        $12.99       $11.72
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             2,090         2,422         2,867        3,344
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.41        $ 9.36        $ 8.87       $ 8.08
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             4,130         4,965         5,788        6,613
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $27.92        $27.14        $26.87       $27.08
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             2,933         1,954         2,306        3,186
---------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 4.83        $ 4.54        $ 4.38           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               155            14             6           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.70            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               623            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $11.09            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               227            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.92            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               158            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $11.09            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               186            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 9.81        $ 9.92            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             1,202           300            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.20        $ 9.97            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               205            25            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $19.31        $16.89        $16.39       $14.22
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             2,465         2,629         3,013        3,182
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 8.65        $ 7.97        $ 7.53           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               627           195            11           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $16.83        $14.52        $14.15       $12.21
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             1,231           854         1,001        1,152
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                      -----------------------------------
                                                                       2002           2001         2000
---------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 9.87         $11.33           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                701             89           --
---------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $13.98         $17.04       $16.40
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,334          1,071          299
---------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $11.02         $13.42       $17.37
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              4,227          4,268        2,110
---------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 9.20         $14.23       $21.92
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              3,796          4,345        2,112
---------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 6.73         $ 8.66       $10.47
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              7,231          7,160        2,262
---------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $27.35         $27.44       $26.91
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              4,967          4,110          826
---------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $10.51         $12.39       $10.69
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              3,460          2,447          588
---------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --           --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --           --
---------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 8.50         $10.92       $10.87
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                974            825          270
---------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                     ------------------------------------------------
                                                                       2006         2005          2004         2003
---------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $15.90         16.83        $16.44           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                71            15            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $10.75            --            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               531            --            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 6.15        $ 5.47        $ 5.10           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               424           102             6           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $11.88        $10.41            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               900           131            --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $18.50        $13.71        $10.48       $ 8.61
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)             2,602         1,632         1,515        1,462
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $13.29        $12.36            --           --
---------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)               361            40            --           --
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                      -----------------------------------
                                                                       2002           2001         2000
---------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
---------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
---------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
---------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
---------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 5.61         $ 6.06       $6.49
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)              1,464          1,482         881
---------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------
  Unit value                                                              --             --          --
---------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                 --             --          --
---------------------------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) Plus(SM) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Plus(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Plus(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply. If in a defined benefit plan, the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may result in the assessment of a withdrawal charge or a market value adjustment on the amount being transferred.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant's accrued benefit.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed;

o the Guaranteed minimum income benefit may not be an appropriate feature for participants who are older than 60-1/2 when the contract is issued; and


o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, the payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2007 to a fixed maturity option with a maturity date of February 15, 2015 (eight years later) at a hypothetical rate to maturity of 7.00%(h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2011(a)



--------------------------------------------------------------------------------------------------------------------------
                                                                                 Hypothetical assumed rate to maturity(j)
                                                                                              February 15, 2011
                                                                                 -----------------------------------------
                                                                                      5.00%                    9.00%
--------------------------------------------------------------------------------------------------------------------------
 As of February 15, 2011 before withdrawal
--------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                       $141,389                 $121,737
--------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                        $131,104                 $131,104
--------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                              $ 10,285                 $ (9,367)
--------------------------------------------------------------------------------------------------------------------------
 On February 15, 2011 after $50,000 withdrawal
--------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal: (3) x
    [$50,000/(1)]                                                                   $  3,637                 $ (3,847)
--------------------------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)         $ 46,363                 $ 53,847
--------------------------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                           $ 91,389                 $ 71,737
--------------------------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                                $ 84,741                 $ 77,257
--------------------------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                               $111,099                 $101,287
--------------------------------------------------------------------------------------------------------------------------



You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:



(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:

       Maturity value              $171,882
       --------------       =   ----------------    where j is either 5% or 9%
        (1+j)(D/365)            (1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:

       Maturity value                 $171,882
       --------------       =   -------------------
        (1+h)(D/365)            (1+0.07)(1,461/365)

(d) Maturity value is based on the following calculation:

    Fixed maturity amount       $84,741 or $77,257
    ---------------------   =   -------------------
        (1+h)(D/365)            (1+0.07)(1,461/365)


C-1 Appendix III: Market value adjustment example

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit.


The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



-----------------------------------------------------------------------------------------------------------------------------------
  End of Con-                     6-1/2% Roll-Up to age 85    6% Roll-Up to age 85     Annual Ratchet to age 85     GWBL Enhanced
  tract Year     Account Value     enhanced death benefit    enhanced benefit base      enhanced benefit base       death benefit
-----------------------------------------------------------------------------------------------------------------------------------
       1           $109,200             $106,500(3)                $106,000(5)               $109,200(1)             $109,200(7)
-----------------------------------------------------------------------------------------------------------------------------------
       2           $120,120             $113,423(3)                $112,360(5)               $120,120(1)             $120,120(7)
-----------------------------------------------------------------------------------------------------------------------------------
       3           $134,534             $120,795(3)                $119,102(5)               $134,534(1)             $134,534(7)
-----------------------------------------------------------------------------------------------------------------------------------
       4           $107,628             $128,647(4)                $126,248(6)               $134,534(2)             $141,261(8)
-----------------------------------------------------------------------------------------------------------------------------------
       5           $118,390             $137,009(4)                $133,823(6)               $134,534(2)             $147,988(8)
-----------------------------------------------------------------------------------------------------------------------------------
       6           $132,597             $145,914(4)                $141,852(6)               $134,534(2)             $154,715(8)
-----------------------------------------------------------------------------------------------------------------------------------
       7           $132,597             $155,399(4)                $150,363(6)               $134,534(2)             $161,441(8)
-----------------------------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(2) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 1 through 3, the death benefit will be the current account value.

(4) At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85


The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


(5) At the end of contract years 1 through 3, the death benefit will be the current account value.

(6) At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


(7) At the end of contract years 1 through 3, the death benefit is the current account value.

(8) At the end of contract years 4 through 7, the death benefit is the enhanced death benefit.


                                 Appendix IV: Enhanced death benefit example D-1

Appendix V: Hypothetical Illustrations

--------------------------------------------------------------------------------
                ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND
                      CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) Plus(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single$100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.86)%,3.14% for the Accumulator(R) Plus(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced minimum death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge, and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.38% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

E-1 Appendix V: Hypothetical Illustrations

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6-1/2% Roll-Up to age 85 and Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit

                                                                         Greater of 6-1/2%
                                                                         Roll-Up to age 85
                                                                             or Annual
                                                                         Ratchet to age 85
                                                                        Guaranteed Minimum
                             Account Value           Cash Value           Death Benefit
                           ------------------    -------------------    --------------------
 Age     Contract Year        0%         6%          0%         6%           0%         6%
-----   --------------     -------    -------    --------    -------    ---------   --------
 60            1           104,000    104,000      96,000     96,000     100,000     100,000
 61            2            98,968    105,186      90,968     97,186     106,500     106,500
 62            3            93,986    106,295      86,986     99,295     113,423     113,423
 63            4            89,046    107,316      82,046    100,316     120,795     120,795
 64            5            84,138    108,240      78,138    102,240     128,647     128,647
 65            6            79,254    109,056      74,254    104,056     137,009     137,009
 66            7            74,383    109,752      70,383    105,752     145,914     145,914
 67            8            69,516    110,315      66,516    107,315     155,399     155,399
 68            9            64,644    110,733      64,644    110,733     165,500     165,500
 69           10            59,755    110,990      59,755    110,990     176,257     176,257
 74           15            34,594    109,278      34,594    109,278     241,487     241,487
 79           20             7,194    100,648       7,194    100,648     330,859     330,859
 84           25                 0     81,614           0     81,614           0     453,305
 89           30                 0     68,879           0     68,879           0     482,770
 94           35                 0     58,582           0     58,582           0     482,770
 95           36                 0     56,348           0     56,348           0     482,770

                                   Lifetime Annual Guaranteed
                                      Minimum Income Benefit
         Total Death Benefit   --------------------------------------
          with the Earnings        Guaranteed         Hypothetical
         enhancement benefit         Income              Income
         -------------------   -----------------    -----------------
 Age        0%          6%        0%        6%         0%        6%
-----    -------    -------    -------   -------    -------   -------
 60      100,000    100,000       N/A       N/A        N/A       N/A
 61      109,100    109,100       N/A       N/A        N/A       N/A
 62      118,792    118,792       N/A       N/A        N/A       N/A
 63      129,113    129,113       N/A       N/A        N/A       N/A
 64      140,105    140,105       N/A       N/A        N/A       N/A
 65      151,812    151,812       N/A       N/A        N/A       N/A
 66      164,280    164,280       N/A       N/A        N/A       N/A
 67      177,558    177,558       N/A       N/A        N/A       N/A
 68      191,699    191,699       N/A       N/A        N/A       N/A
 69      206,760    206,760       N/A       N/A        N/A       N/A
 74      298,082    298,082     14,441    14,441     14,441    14,441
 79      423,202    423,202     22,168    22,168     22,168    22,168
 84            0    554,251          0    36,264          0    36,264
 89            0    583,716       N/A       N/A        N/A       N/A
 94            0    583,716       N/A       N/A        N/A       N/A
 95            0    583,716       N/A       N/A        N/A       N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                                      Appendix V: Hypothetical Illustrations E-2

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

                                                                No Withdrawal   $3,000 withdrawal   $6,000 withdrawal
    ------------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000             100,000
    ------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000             104,000
    ------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in
C   D).                                                             4,000             4,000               4,000
    B minus A.
    ------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0               3,000               6,000
    ------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                 0                 2,000
    greater of D minus C or zero
    ------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F   A minus E                                                      100,000           100,000              98,000
    ------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G   B minus D                                                      104,000           101,000              98,000
    ------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H   G minus F                                                       4,000             1,000                  0
    ------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                  40%
    ------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J   H times I                                                       1,600              400                   0
    ------------------------------------------------------------------------------------------------------------------
    Death benefit: including Earnings enhancement benefit
K   G plus J                                                       105,600           101,400              98,000
    ------------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.

F-1 Appendix VI: Earnings enhancement benefit example

Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) Plus(SM) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN ACCUMULATOR(R) Plus(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


-----------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                                    Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and benefits"--"Your right to     If you reside in the state of California and you are age 60
             cancel within a certain number of days"                  and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                      If you allocate your entire initial contribution to the
                                                                      EQ/Money Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to
                                                                      your contribution less interest, unless you make a trans-
                                                                      fer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee benefit or Guaranteed withdrawal benefit for life is
                                                                      elected, the investment allocation during the 30 day free
                                                                      look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable invest- ment options (other than the EQ/Money
                                                                      Market option) and/or fixed maturity options, your refund
                                                                      will be equal to your account value on the date we receive your request to cancel at our processing office.
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "Contract features and benefits" in "Credits"        The following information replaces the second bullet of the final set of bullets in this section:

                                                                      o  You may annuitize your contract after thirteen months,
                                                                         however, if you elect to receive annuity payments within
                                                                         five years of the contract date, we will recover the
                                                                         credit that applies to any contribution made in that five
                                                                         years. If you start receiving annuity payments after five
                                                                         years from the contract date and within three years of
                                                                         making any contribution, we will recover the credit that
                                                                         applies to any contribution made within the prior three
                                                                         years.
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS     See "Contract features and benefits" in "Credits"        The following information replaces the second bullet of the final set of bullets in this section:

                                                                      o  You may annuitize your contract after twelve months,
                                                                         however, if you elect to receive annuity payments within
                                                                         five years of the contract date, we will recover the
                                                                         credit that applies to any contribution made in the first
                                                                         five years. If you start receiving annuity payments after
                                                                         five years from the contract date and within three years
                                                                         of making any contribution, we will recover the credit
                                                                         that applies to any contribution made within the prior
                                                                         three years.
-----------------------------------------------------------------------------------------------------------------------------------


                     Appendix VII: State contract availability and/or variations of certain features and benefits G-1

-----------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                                    Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS     See "Loans under Rollover TSA contracts" in              Your loan interest rate will not exceed 8% (or any lower
(CONTINUED)  "Accessing your money"                                   maximum rate that may become required by Illinois or federal law).

             See "Selecting an annuity payout option" under "Your
             annuity payout options" in "Accessing your money"        The following sentence replaces the first sentence of the
                                                                      second paragraph in this section:

                                                                      You can choose the date annuity payments begin but it may
                                                                      not be earlier than twelve months from the Accumulator(R)
                                                                      Plus(SM) contract date.
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY   "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet   All references to this feature are deleted in their
             to age 85 enhanced death benefit"                        entirety.

                                                                      You have the choice of the following guaranteed minimum
                                                                      death benefits: the Greater of 6% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85; the Greater of 3% Roll-Up to age
                                                                      85 or Annual Ratchet to age 85; the Annual Ratchet to age
                                                                      85; the Standard death benefit; the GWBL Standard death
                                                                      benefit; or the GWBL Enhanced death benefit.

             See "Guaranteed minimum death benefit charge" in "Fee    The charge for the Greater of 6% Roll-Up to age 85 or Annual
             table"                                                   Ratchet to age 85 is 0.60%

                                                                      The charge for the Greater of 3% Roll-Up to age 85 or Annual
                                                                      Ratchet to age 85 is 0.60%

             See "Guaranteed minimum death benefit charge" and        Footnote (5) (and all related text) is deleted in its
             "Guaranteed minimum income benefit charge" in "Fee       entirety. We do not reserve the right to increase your
             table"                                                   charge if you reset your Greater of 6% to age 85 or Annual
                                                                      Ratchet to age 85 enhanced death benefit and Guaranteed
                                                                      minimum income benefit Roll-Up benefit base.

             See "Guaranteed minimum income benefit and the Roll-Up   All references to resetting your Roll-Up benefit base on
             benefit base reset" in "Contract features and benefits"  each contract date anniversary are deleted in their entirety here and throughout the Prospectus. Instead, if you elect
                                                                      the Guaranteed minimum income benefit alone or together with the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age
                                                                      85 enhanced death benefit, you will be eligible to reset the
                                                                      Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date
                                                                      anniversary. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years.

                                                                      The guaranteed minimum income benefit that includes the
                                                                      6-1/2% Roll-Up Benefit Base is not available in combination with the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.
-----------------------------------------------------------------------------------------------------------------------------------



                            G-2 Appendix VII: State contract availability and/or
                                     variations of certain features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                                  Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY     See "Guaranteed minimum income benefit option" in      The table showing the maximum periods certain available under
(CONTINUED)    "Contract features and benefits"                       the life with a period certain payout option is deleted in its entirety and replaced with the following:

                                                                      -------------------------------------------------------------
                                                                                            Level payments
                                                                      -------------------------------------------------------------
                                                                                                      Period certain years
                                                                            Owner's             -----------------------------------
                                                                       age at exercise              IRAs                    NQ
                                                                      -------------------------------------------------------------
                                                                       75 and younger               10                      10
                                                                             76                      9                      10
                                                                             77                      8                      10
                                                                             78                      7                      10
                                                                             79                      7                      10
                                                                             80                      7                      10
                                                                             81                      7                       9
                                                                             82                      7                       8
                                                                             83                      7                       7
                                                                             84                      6                       6
                                                                             85                      5                       5
                                                                             --                     --                      --
                                                                      -------------------------------------------------------------

               See "Greater of 6% Roll-Up to age 85 or Annual         The second sentence of the first paragraph and the entire
               Ratchet to age 85" under "Guaranteed minimum death     second paragraph are deleted in their entirety and replaced
               benefit charge" in "Charges and expenses"              with the following:

                                                                      The charge is equal to 0.60% of the Greater of the
                                                                      6% Roll-Up to age 85 or the Annual Ratchet to age
                                                                      85 benefit base.

               See "Greater of 3% Roll-Up to age 85 or Annual         The second sentence is deleted in its entirety and replaced
               Ratchet to age 85" under "Guaranteed minimum death     with the following:
               benefit charge" in "Charges and expenses"

               See "Guaranteed minimum income benefit charge" in      The charge is equal to 0.60% of the Greater of the
               "Charges and expenses"                                 3% Roll-up to age 85 or the Annual Ratchet to age
                                                                      85 benefit base.

                                                                      The third paragraph is deleted in its entirety.
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   See "Disability, terminal illness, or confinement      Item (iii) under this section is deleted in its entirety
               to nursing home" under "withdrawal charge" in
               "Charges and expenses"

               Required disclosure for Pennsylvania customers         Any person who knowingly and with intent to defraud any
                                                                      insurance company or other person files an application for insurance or statement of claim containing any materially
                                                                      false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, Rollover TSA and QP contracts           Not Available

               Beneficiary continuation option (IRA)                  Not Available
-----------------------------------------------------------------------------------------------------------------------------------


                     Appendix VII: State contract availability and/or variations of certain features and benefits G-3

-----------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                              Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Tax Information-"Special rules for NQ contracts"   Income from NQ contracts we issue is U.S. source. A Puerto
                                                                   (CONTINUED) Rico resident is subject to U.S. taxation on
                                                                   such U.S. source income. Only Puerto Rico source income of
                                                                   Puerto Rico residents is excludable from U.S. taxation.
                                                                   Income from NQ contracts is also subject to Puerto Rico tax.
                                                                   The calculation of the taxable portion of amounts
                                                                   distributed from a contract may differ in the two
                                                                   jurisdictions. Therefore, you might have to file both U.S.
                                                                   and Puerto Rico tax returns, showing different amounts of
                                                                   income from the contract for each tax return. Puerto Rico
                                                                   generally provides a credit against Puerto Rico tax for U.S.
                                                                   tax paid. Depending on your personal situation and the
                                                                   timing of the different tax liabilities, you may not be able to take full advantage of this credit.
-----------------------------------------------------------------------------------------------------------------------------------


G-4 Appendix VII: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Name Change                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2
Financial Statements                                                         3


How to obtain an Accumulator(R) Plus(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
  Accumulator(R) Plus(SM)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Accumulator(R) Plus(SM) SAI for Separate Account No. 49 dated May 1, 2007.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------

City           State    Zip


                               Plus '02, '04, '06, 'Jumpstart '07 and '07 Series
                                                                          X01480

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 29, 2007 TO THE CURRENT PROSPECTUS FOR THE ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statements of Additional Information (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


TEMPORARY LIBERALIZATION PERIOD FOR ALLOCATIONS TO THE GUARANTEED INTEREST OPTION ("GIO")

Please note the following information is to be read in conjunction with the section "Self-directed allocation" in "Allocating your contributions" under "Contract features and benefits":

Except in the state of New York, the limit on allocations to the Guaranteed Interest Option which had been temporarily changed from 25% to 100% has been extended through October 31, 2007.

At the end of this liberalization period, the 25% limit on GIO contributions will be re-imposed, but customers may leave existing GIO assets in the GIO. This liberalization applies to new contributions only. Transfers to the GIO continue to be restricted as before.

If your instructions to us indicate an allocation percentage to the GIO that is greater than 25%, we will continue to honor that allocation until the end of the liberalization period. However, after the end of the liberalization period it will become an invalid allocation and we will no longer be able to honor it. This could cause a delay in crediting your subsequent contributions to the contract. Therefore, before making any new contributions on or after November 1, 2007, you should review your allocation instructions and ensure that your GIO allocation is 25% or less before sending your additional contributions.










                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

Form No. IM-07-44 Supp (5/07)
Accum Plus '07                                        Catalog no. 138119 (5/07)
Mail/new business                                                       x01666

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 30 to the Registration Statement.

(b) Exhibits.


4. (a)(a)(r)      Form of Contract for Individual Fixed and Variable Annuity
                  (2007DPPlus), filed herewith.

4. (a)(a)(s)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007MMDCA), filed herewith.

4. (a)(a)(t)      Form of Data Page for Individual Fixed and Variable Annuity
                  (2007DP), incorporated herein by reference to Exhibit 4
                  (a)(a)(g) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(a)(u)      Form of Data Page for Individual Fixed and Variable Annuity
                  (2007GWBL DP), incorporated herein by reference to Exhibit 4
                  (a)(a)(h) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(a)(v)      Form of Data Page for Individual Fixed and Variable Annuity
                  (2007DPTOBCO), incorporated herein by reference to Exhibit 4
                  (a)(a)(i) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(a)(w)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMIB), incorporated herein by reference to Exhibit 4
                  (a)(a)(n) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(a)(x)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMIBOPR), incorporated herein by reference to Exhibit 4
                  (a)(a)(o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(a)(y)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMIBOPR-R), incorporated herein by reference to Exhibit 4
                  (a)(a)(p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(a)(z)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMDB-GR-6), incorporated herein by reference to Exhibit 4
                  (a)(a)(q) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(a)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMDB-GR-3), incorporated herein by reference to Exhibit 4
                  (a)(a)(r) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(c)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMDBOPR), incorporated herein by reference to Exhibit 4
                  (a)(a)(s) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(d)      Form of Rider for Individual Fixed and Variable Annuity
                  (2007GMDB-AR), incorporated herein by reference to Exhibit 4
                  (a)(a)(t) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(e)      Form of Rider for Individual Fixed and Variable Annuity
                  (2006GWB - rev 5-07 NQ), incorporated herein by reference to
                  Exhibit 4 (a)(a)(u) to the Registration Statement (File No.
                  333-05593), filed January 30, 2007.

4. (a)(b)(f)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007DB-ACC), incorporated herein by reference to Exhibit 4
                  (a)(a)(v) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(g)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007DB-GWB), incorporated herein by reference to Exhibit 4
                  (a)(a)(w) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(h)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007NQ-ACC), incorporated herein by reference to Exhibit 4
                  (a)(a)(x) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(i)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007NQ-GWB), incorporated herein by reference to Exhibit 4
                  (a)(a)(y) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(j)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2006IRA-ACC-rev 5-07), incorporated herein by reference to
                  Exhibit 4 (a)(a)(z) to the Registration Statement (File No.
                  333-05593), filed January 30, 2007.

4. (a)(b)(k)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2006IRA-GWB - rev 5-07), incorporated herein by reference to
                  Exhibit 4 (a)(b)(a) to the Registration Statement (File No.
                  333-05593), filed January 30, 2007.

4. (a)(b)(l)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2006ROTH-ACC - rev 5-07), incorporated herein by reference to
                  Exhibit 4 (a)(b)(b) to the Registration Statement (File No.
                  333-05593), filed January 30, 2007.

4. (a)(b)(m)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2006ROTH-GWB - rev 5-07), incorporated herein by reference to
                  Exhibit 4 (a)(b)(c) to the Registration Statement (File No.
                  333-05593), filed January 30, 2007.

4. (a)(b)(n)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007COO), incorporated herein by reference to Exhibit 4
                  (a)(b)(e) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

4. (a)(b)(o)      Form of Endorsement for Individual Fixed and Variable Annuity
                  (2007PREDB), incorporated herein by reference to Exhibit 4
                  (a)(b)(f) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

5. (g) Form of Application for Accumulator (2007App 01), incorporated herein by reference to Exhibit 5 (o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

5. (h) Form of Application for Accumulator (2007App 02), incorporated herein by reference to Exhibit 5 (p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of May, 2007.



                                SEPARATE ACCOUNT NO. 49 OF
                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                         (Registrant)

                                By: AXA Equitable Life Insurance
                                    Company
                                         (Depositor)

                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance
                                   Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of May, 2007.




                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                           (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance
                                   Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert           Anthony Hamilton                   Joseph H. Moglia
Christopher M. Condron     Mary R. (Nina) Henderson           Lorie A. Slutsky
Henri de Castries          James F. Higgins                   Peter J. Tobin
Denis Duverne              Scott D. Miller                    Ezra Suleiman
Charlynn Goins







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

May 15, 2007

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------
4.(a)(a)(r)      Form of Contract for Individual Fixed
                 and Variable Annuity (2007DPPlus)                EX-99.4aar

4.(a)(a)(s)      Form of Endorsement for Individual Fixed
                 and Variable Annuity (2007MMDCA)                 EX-99.4aas